UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

One Bush Street

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, 9th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 96.3%
Advertising Agencies — 1.2%
The Interpublic Group of Companies, Inc.	753,800	$13,809,616
		13,809,616
Aerospace — 0.9%
Lockheed Martin Corp.	55,933	10,223,434
		10,223,434
Asset Management & Custodian — 1.7%
State Street Corp.	263,920	19,427,151
		19,427,151
Automobiles — 1.8%
General Motors Co.	656,200	20,959,028
		20,959,028
Back Office Support, HR and Consulting — 1.2%
Iron Mountain, Inc.	430,236	14,047,205
		14,047,205
Banks: Diversified — 7.9%
Citizens Financial Group, Inc.(1)	687,100	16,091,882
KeyCorp	1,835,938	24,473,054
The PNC Financial Services Group, Inc.	192,100	16,439,918
Wells Fargo & Co.	403,300	20,919,171
Zions Bancorporation	405,500	11,783,830
		89,707,855
Cable Television Services — 1.5%
DIRECTV(1)	200,820	17,374,946
		17,374,946
Cement — 1.2%
Cemex S.A.B. de C.V., ADR(1)	1,045,720	13,636,189
		13,636,189
Chemicals: Specialty — 1.4%
Praxair, Inc.	126,110	16,268,190
		16,268,190
Computer Services, Software & Systems — 3.7%
Microsoft Corp.	912,000	42,280,320
		42,280,320
Diversified Financial Services — 5.6%
Citigroup, Inc.	458,200	23,743,924
JPMorgan Chase & Co.	563,000	33,915,120
Raymond James Financial, Inc.	112,233	6,013,444
		63,672,488
Diversified Media — 4.0%
Twenty-First Century Fox, Inc., Class A	1,320,875	45,292,804
		45,292,804
Diversified Retail — 6.7%
Dollar General Corp.(1)	279,600	17,086,356
Liberty Interactive Corp., Class A(1)	2,049,154	58,441,872
		75,528,228
Drug & Grocery Store Chains — 2.2%
CVS Health Corp.	316,145	25,161,981
		25,161,981

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

September 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Fertilizers — 2.0%
The Mosaic Co.		512,877	$22,776,868
			22,776,868
Financial Data & Systems — 1.6%
Fidelity National Information Services, Inc.		315,687	17,773,178
			17,773,178
Foods — 2.5%
Mondelez International, Inc., Class A		814,700	27,915,695
			27,915,695
Gas Pipeline — 2.8%
Kinder Morgan Management LLC(1)		332,106	31,267,780
			31,267,780
Health Care Management Services — 1.0%
UnitedHealth Group, Inc.		137,178	11,831,602
			11,831,602
Home Building — 1.5%
D.R. Horton, Inc.		818,100	16,787,412
			16,787,412
Insurance: Life — 6.4%
Aflac, Inc.		493,474	28,744,860
Prudential Financial, Inc.		496,440	43,656,934
			72,401,794
Insurance: Property-Casualty — 4.3%
FNF Group		687,800	19,079,572
The Allstate Corp.		492,030	30,195,881
			49,275,453
Machinery: Engines — 1.4%
Cummins, Inc.		120,195	15,863,336
			15,863,336
Medical Equipment — 2.4%
Intuitive Surgical, Inc.(1)		59,473	27,465,821
			27,465,821
Oil: Crude Producers — 6.5%
ARC Resources Ltd.	CAD	542,400	14,311,282
Cabot Oil & Gas Corp.		429,400	14,037,086
Concho Resources, Inc.(1)		117,202	14,695,959
Occidental Petroleum Corp.		230,699	22,181,709
Southwestern Energy Co.(1)		243,075	8,495,471
			73,721,507
Oil: Integrated — 3.3%
Chevron Corp.		222,465	26,544,524
Marathon Oil Corp.		302,843	11,383,868
			37,928,392
Pharmaceuticals — 11.6%
Actavis PLC(1)		157,307	37,955,033
Merck & Co., Inc.		494,271	29,300,385
Pfizer, Inc.		1,198,450	35,438,166
Zoetis, Inc.		783,278	28,942,122
			131,635,706

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Radio & TV Broadcasters — 0.8%
Sirius XM Holdings, Inc.(1)	2,452,700	$8,559,923
		8,559,923
Real Estate Investment Trusts — 1.0%
Equity Commonwealth	423,501	10,888,211
		10,888,211
Scientific Instruments: Control & Filter — 1.2%
Parker-Hannifin Corp.	123,380	14,083,827
		14,083,827
Securities Brokerage & Services — 1.2%
CME Group, Inc.	166,166	13,285,803
		13,285,803
Semiconductors & Components — 1.7%
Broadcom Corp., Class A	484,200	19,571,364
		19,571,364
Utilities: Electrical — 2.1%
NRG Energy, Inc.	782,800	23,859,744
		23,859,744
Total Common Stocks (Cost $883,127,233)		1,094,282,851

	Principal Amount	Value
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $25,910,000, due 10/1/2014(2)	$25,910,000	25,910,000
Total Repurchase Agreements (Cost $25,910,000)		25,910,000
Total Investments — 98.6% (Cost $909,037,233)		1,120,192,851
Other Assets, Net — 1.4%		16,343,074
Total Net Assets — 100.0%		$1,136,535,925

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	9/30/2021	$26,430,275

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,094,282,851	$—	$—	$1,094,282,851
Repurchase Agreements	—	25,910,000	—	25,910,000

Total	$1,094,282,851	$25,910,000	$—	$1,120,192,851

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 99.5%
Advertising Agencies — 1.2%
Constant Contact, Inc.(1)	46,100	$1,251,154
		1,251,154
Aerospace — 2.8%
HEICO Corp., Class A	34,776	1,401,473
Teledyne Technologies, Inc.(1)	16,430	1,544,584
		2,946,057
Air Transport — 0.7%
Spirit Airlines, Inc.(1)	11,200	774,368
		774,368
Back Office Support, HR and Consulting — 4.9%
Huron Consulting Group, Inc.(1)	19,900	1,213,303
Robert Half International, Inc.	33,420	1,637,580
TriNet Group, Inc.(1)	46,400	1,194,800
TrueBlue, Inc.(1)	48,900	1,235,214
		5,280,897
Banks: Diversified — 2.1%
Customers Bancorp, Inc.(1)	57,737	1,036,956
Western Alliance Bancorp(1)	50,800	1,214,120
		2,251,076
Biotechnology — 10.8%
Amicus Therapeutics, Inc.(1)	87,347	519,715
Bluebird Bio, Inc.(1)	23,300	836,004
Chimerix, Inc.(1)	34,200	944,604
KYTHERA Biopharmaceuticals, Inc.(1)	19,800	648,648
Ligand Pharmaceuticals, Inc.(1)	29,407	1,381,835
Loxo Oncology, Inc.(1)	42,100	552,773
NanoString Technologies, Inc.(1)	42,000	459,480
Orexigen Therapeutics, Inc.(1)	153,700	654,762
Puma Biotechnology, Inc.(1)	6,029	1,438,339
Receptos, Inc.(1)	18,700	1,161,457
Revance Therapeutics, Inc.(1)	28,700	554,771
Sage Therapeutics, Inc.(1)	20,190	635,985
Ultragenyx Pharmaceutical, Inc.(1)	14,544	823,190
Vital Therapies, Inc.(1)	42,210	861,506
		11,473,069
Building Materials — 1.0%
Simpson Manufacturing Co., Inc.	35,400	1,031,910
		1,031,910
Casinos & Gambling — 1.1%
Multimedia Games Holding Co., Inc.(1)	31,600	1,137,916
		1,137,916
Chemicals: Diversified — 1.1%
Cytec Industries, Inc.	25,190	1,191,235
		1,191,235
Chemicals: Specialty — 1.3%
Quaker Chemical Corp.	19,300	1,383,617
		1,383,617
Commercial Services: Rental & Leasing — 0.9%
H&E Equipment Services, Inc.	23,000	926,440
		926,440

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Communications Technology — 1.6%
Aruba Networks, Inc.(1)	18,322	$395,389
RingCentral, Inc., Class A(1)	102,100	1,297,691
		1,693,080
Computer Services, Software & Systems — 8.1%
Barracuda Networks, Inc.(1)	38,491	987,294
comScore, Inc.(1)	35,600	1,296,196
LogMeIn, Inc.(1)	59,400	2,736,558
Proofpoint, Inc.(1)	56,200	2,087,268
The Ultimate Software Group, Inc.(1)	11,131	1,575,148
		8,682,464
Consumer Lending — 2.0%
Portfolio Recovery Associates, Inc.(1)	40,514	2,116,046
		2,116,046
Diversified Materials & Processing — 1.5%
Hexcel Corp.(1)	40,038	1,589,509
		1,589,509
Education Services — 2.5%
Capella Education Co.	23,300	1,458,580
Grand Canyon Education, Inc.(1)	29,019	1,183,105
		2,641,685
Electronic Entertainment — 1.1%
Take-Two Interactive Software, Inc.(1)	50,900	1,174,263
		1,174,263
Entertainment — 1.3%
IMAX Corp.(1)	48,900	1,342,794
		1,342,794
Financial Data & Systems — 4.0%
Euronet Worldwide, Inc.(1)	48,158	2,301,471
Heartland Payment Systems, Inc.	22,800	1,088,016
WEX, Inc.(1)	8,040	886,973
		4,276,460
Foods — 4.0%
Pinnacle Foods, Inc.	56,800	1,854,520
The Hain Celestial Group, Inc.(1)	10,604	1,085,319
The WhiteWave Foods Co.(1)	37,700	1,369,641
		4,309,480
Health Care Facilities — 0.8%
Surgical Care Affiliates, Inc.(1)	30,500	815,265
		815,265
Health Care Services — 2.4%
Acadia Healthcare Co., Inc.(1)	25,400	1,231,900
ExamWorks Group, Inc.(1)	39,300	1,287,075
		2,518,975
Household Furnishings — 1.5%
Restoration Hardware Holdings, Inc.(1)	19,600	1,559,180
		1,559,180
Leisure Time — 0.8%
Marriott Vacations Worldwide Corp.(1)	14,300	906,763
		906,763

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Machinery: Industrial — 0.9%
Altra Industrial Motion Corp.	34,600	$1,008,936
		1,008,936
Medical & Dental Instruments & Supplies — 3.0%
AtriCure, Inc.(1)	60,791	894,843
STERIS Corp.	17,000	917,320
West Pharmaceutical Services, Inc.	30,972	1,386,307
		3,198,470
Medical Equipment — 6.5%
Cyberonics, Inc.(1)	16,191	828,332
DexCom, Inc.(1)	30,259	1,210,057
Fluidigm Corp.(1)	36,800	901,600
K2M Group Holdings, Inc.(1)	9,700	139,971
NxStage Medical, Inc.(1)	153,900	2,020,707
Zeltiq Aesthetics, Inc.(1)	82,900	1,876,027
		6,976,694
Office Supplies & Equipment — 1.7%
Steelcase, Inc., Class A	110,700	1,792,233
		1,792,233
Oil Well Equipment & Services — 1.7%
Newpark Resources, Inc.(1)	65,100	809,844
RigNet, Inc.(1)	23,603	954,741
		1,764,585
Oil: Crude Producers — 3.4%
Athlon Energy, Inc.(1)	16,000	931,680
Bonanza Creek Energy, Inc.(1)	15,900	904,710
Carrizo Oil & Gas, Inc.(1)	22,480	1,209,873
Diamondback Energy, Inc.(1)	7,200	538,416
		3,584,679
Pharmaceuticals — 2.4%
Ocular Therapeutix, Inc.(1)	42,800	640,716
Pacira Pharmaceuticals, Inc.(1)	20,030	1,941,308
		2,582,024
Production Technology Equipment — 0.6%
FEI Co.	8,865	668,598
		668,598
Restaurants — 2.2%
Red Robin Gourmet Burgers, Inc.(1)	15,900	904,710
Sonic Corp.(1)	63,900	1,428,804
		2,333,514
Scientific Instruments: Electrical — 1.4%
GrafTech International Ltd.(1)	22,000	100,760
Littelfuse, Inc.	16,800	1,431,024
		1,531,784
Scientific Instruments: Pollution Control — 1.2%
Clean Harbors, Inc.(1)	24,000	1,294,080
		1,294,080
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	17,274	1,068,570
		1,068,570
Semiconductors & Components — 5.6%
Ambarella, Inc.(1)	24,500	1,069,915
Microsemi Corp.(1)	84,046	2,135,609

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Spansion, Inc., Class A(1)	75,200	$1,713,808
Tower Semiconductor Ltd.(1)	101,400	1,031,238
		5,950,570
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	45,200	1,801,672
Lithia Motors, Inc., Class A	9,700	734,193
		2,535,865
Steel — 1.2%
Steel Dynamics, Inc.	56,700	1,281,987
		1,281,987
Textiles, Apparel & Shoes — 2.5%
Carter’s, Inc.	13,600	1,054,272
G-III Apparel Group Ltd.(1)	20,000	1,657,200
		2,711,472
Truckers — 1.3%
Old Dominion Freight Line, Inc.(1)	19,098	1,349,083
		1,349,083
Utilities: Telecommunications — 1.0%
Cogent Communications Holdings, Inc.	32,200	1,082,242
		1,082,242
Total Common Stocks (Cost $89,858,408)		105,989,089

	Principal Amount	Value
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $430,000, due 10/1/2014(2)	$430,000	430,000
Total Repurchase Agreements (Cost $430,000)		430,000
Total Investments — 99.9% (Cost $90,288,408)		106,419,089
Other Assets, Net — 0.1%		154,138
Total Net Assets — 100.0%		$106,573,227

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	8/15/2023	$439,350

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$105,989,089	$—	$—	$105,989,089
Repurchase Agreements	—	430,000	—	430,000

Total	$105,989,089	$430,000	$—	$106,419,089

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 97.3%
Australia — 5.8%
Australia & New Zealand Banking Group Ltd.	63,101	$1,705,758
BHP Billiton Ltd.	84,535	2,491,541
Commonwealth Bank of Australia	19,931	1,312,309
CSL Ltd.	33,787	2,190,269
Macquarie Group Ltd.	21,571	1,085,440
Westpac Banking Corp.	60,947	1,710,993
Woodside Petroleum Ltd.	46,259	1,642,547
		12,138,857
Belgium — 0.5%
Melexis N.V.	24,029	1,095,111
		1,095,111
Denmark — 2.2%
Coloplast A/S, Class B	25,320	2,117,465
Pandora A/S	14,709	1,148,430
Royal UNIBREW(1)	7,539	1,252,155
		4,518,050
France — 6.8%
AXA S.A.	68,815	1,695,089
Cap Gemini S.A.	28,055	2,011,924
Cie Generale des Etablissements Michelin	15,442	1,454,494
GDF Suez	49,302	1,236,516
Natixis	313,199	2,154,785
Orange S.A.	105,819	1,579,095
Pernod Ricard S.A.	13,016	1,473,161
Total S.A.	42,593	2,758,071
		14,363,135
Germany — 7.8%
Allianz SE (Reg S)	15,301	2,470,068
BASF SE	25,923	2,364,627
Bayer AG (Reg S)	27,661	3,848,704
Daimler AG (Reg S)	24,627	1,880,689
Drillisch AG	33,513	1,123,101
HeidelbergCement AG	12,685	834,936
SAP SE	30,620	2,209,835
Siemens AG (Reg S)	13,783	1,640,067
		16,372,027
Hong Kong — 3.3%
BOC Hong Kong Holdings Ltd.	624,000	1,986,435
Cheung Kong Holdings Ltd.	96,000	1,577,958
Hutchison Whampoa Ltd.	86,000	1,039,619
Power Assets Holdings Ltd.	141,500	1,252,501
SmarTone Telecommunications Holdings Ltd.	783,757	1,092,133
		6,948,646
Italy — 1.2%
Enel S.p.A.	369,157	1,952,883
Intesa Sanpaolo S.p.A.	186,571	563,207
		2,516,090
Japan — 17.1%
Alps Electric Co. Ltd.	101,800	1,749,929
Astellas Pharma, Inc.	213,500	3,179,777
Brother Industries Ltd.	78,500	1,450,689
Central Japan Railway Co.	20,200	2,724,752
Chubu Electric Power Co., Inc.(1)	92,400	1,060,790
Daito Trust Construction Co. Ltd.	21,000	2,483,305
Fujitsu Ltd.	380,000	2,338,735
Honda Motor Co. Ltd.	20,800	713,645
Hoya Corp.	56,300	1,890,568
Mitsubishi Electric Corp.	209,000	2,786,218

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	333,900	$1,881,765
NH Foods Ltd.	61,000	1,295,196
Nippon Telegraph & Telephone Corp.	36,400	2,257,320
Obic Co. Ltd.	38,200	1,367,081
Rohto Pharmaceutical Co. Ltd.	52,820	708,363
SoftBank Corp.	16,500	1,152,506
Sumitomo Mitsui Financial Group, Inc.	67,595	2,754,121
Toyota Motor Corp.	58,100	3,418,554
Tsuruha Holdings, Inc.	14,412	801,634
		36,014,948
Netherlands — 4.3%
Heineken N.V.	55,249	4,126,217
ING Groep N.V., CVA(1)	70,153	997,170
PostNL N.V.(1)	107,089	461,449
Wolters Kluwer N.V.	127,926	3,411,445
		8,996,281
New Zealand — 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	476,091	1,928,917
		1,928,917
Norway — 1.7%
DNB ASA	93,476	1,749,318
Statoil ASA	66,614	1,813,618
		3,562,936
People’s Republic of China — 1.5%
Alibaba Group Holding Ltd., ADR(1)	10,753	955,404
PetroChina Co. Ltd., H shares	472,000	604,940
Zhuzhou CSR Times Electric Co. Ltd., H shares	389,000	1,504,718
		3,065,062
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	70,987	854,361
Banco Santander S.A.	151,801	1,453,286
Ferrovial S.A.	114,120	2,207,828
		4,515,475
Sweden — 4.4%
Intrum Justitia AB	106,405	2,991,367
NCC AB, Class B	60,807	2,012,784
Skandinaviska Enskilda Banken AB, Class A	191,058	2,541,956
Swedbank AB, Class A	71,192	1,785,176
		9,331,283
Switzerland — 14.1%
Actelion Ltd. (Reg S)(1)	11,977	1,402,817
Bossard Holding AG, Class A (Reg S)(1)	9,559	991,131
Nestle S.A. (Reg S)	67,301	4,946,016
Novartis AG (Reg S)	36,687	3,454,755
Novartis AG, ADR	45,089	4,244,228
Roche Holding AG	25,275	7,463,781
Swiss Life Holding AG (Reg S)(1)	8,984	2,140,832
Swisscom AG (Reg S)	6,283	3,561,410
U-Blox AG(1)	8,029	988,275
UBS AG (Reg S)(1)	28,334	492,525
		29,685,770
United Kingdom — 23.6%
AstraZeneca PLC	24,471	1,753,661
Aviva PLC	301,030	2,546,736
BP PLC, ADR	13,095	575,525
British American Tobacco PLC	96,306	5,426,898
British Sky Broadcasting Group PLC	78,842	1,124,534
BT Group PLC	276,633	1,696,869
Diageo PLC	63,619	1,834,907

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Experian PLC	112,680	$1,790,531
GlaxoSmithKline PLC	77,200	1,763,567
Glencore PLC(1)	200,158	1,108,543
HSBC Holdings PLC	310,268	3,152,722
Lloyds Banking Group PLC(1)	871,513	1,084,221
National Grid PLC	141,103	2,028,341
Next PLC	24,555	2,628,244
Reed Elsevier PLC	217,776	3,481,587
Rio Tinto PLC	60,143	2,946,998
Royal Dutch Shell PLC, Class A	94,441	3,609,574
Royal Dutch Shell PLC, Class B	88,645	3,504,489
Smith & Nephew PLC	134,585	2,263,940
The British Land Co. PLC	182,824	2,077,498
Vodafone Group PLC	955,641	3,149,050
		49,548,435
Total Common Stocks (Cost $200,760,799)		204,601,023

	Shares	Value
Exchange-Traded Funds — 1.7%
iShares MSCI EAFE ETF	56,419	3,617,586
		3,617,586
Total Exchange-Traded Funds (Cost $3,629,800)		3,617,586

	Rights	Value
Rights — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.(1)	70,987	7,083
		7,083
Total Rights (Cost $7,203)		7,083

	Principal Amount	Value
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $1,647,000, due 10/1/2014(2)	$1,647,000	1,647,000
Total Repurchase Agreements (Cost $1,647,000)		1,647,000
Total Investments — 99.8% (Cost $206,044,802)		209,872,692
Other Assets, Net — 0.2%		513,319
Total Net Assets — 100.0%		$210,386,011

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.625%	8/15/2022	$1,681,163

Legend:

ADR — American Depositary Receipt.

CVA — Certificaten Van Aandelen (Certificate of Shares).

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$12,138,857	*	$—	$12,138,857
Belgium	—	1,095,111	*	—	1,095,111
Denmark	—	4,518,050	*	—	4,518,050
France	—	14,363,135	*	—	14,363,135
Germany	—	16,372,027	*	—	16,372,027
Hong Kong	1,092,133	5,856,513	*	—	6,948,646
Italy	—	2,516,090	*	—	2,516,090
Japan	—	36,014,948	*	—	36,014,948
Netherlands	—	8,996,281	*	—	8,996,281
New Zealand	1,928,917	—		—	1,928,917
Norway	—	3,562,936	*	—	3,562,936
People’s Republic of China	955,404	2,109,658	*	—	3,065,062
Spain	—	4,515,475	*	—	4,515,475
Sweden	—	9,331,283	*	—	9,331,283
Switzerland	4,244,228	25,441,542	*	—	29,685,770
United Kingdom	575,525	48,972,910	*	—	49,548,435
Exchange-Traded Funds	3,617,586	—		—	3,617,586
Rights	7,083	—		—	7,083
Repurchase Agreements	—	1,647,000		—	1,647,000

Total	$12,420,876	$197,451,816		$—	$209,872,692

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 94.8%
Argentina — 0.8%
Banco Macro S.A., ADR	5,912	$234,174
YPF S.A., ADR	8,653	320,075
		554,249
Brazil — 6.3%
AMBEV S.A., ADR	32,111	210,327
BB Seguridade Participacoes S.A.	57,100	751,147
Estacio Participacoes S.A.	40,000	415,729
JBS S.A.	152,400	569,690
Petroleo Brasileiro S.A., ADR	69,951	992,605
Sao Martinho S.A.	24,100	386,939
Ser Educacional S.A.	48,100	495,198
Ultrapar Participacoes S.A., ADR	21,379	451,524
		4,273,159
Chile — 0.5%
Enersis S.A., ADR	21,890	345,424
		345,424
Colombia — 0.5%
Cemex Latam Holdings S.A.(1)	38,151	339,121
		339,121
Greece — 0.9%
Hellenic Telecommunications Organization S.A.(1)	22,970	301,591
Piraeus Bank S.A.(1)	185,416	313,838
		615,429
Hong Kong — 1.0%
China Animal Healthcare Ltd.	453,000	350,579
Sound Global Ltd.(1)	360,000	359,593
		710,172
India — 9.2%
Bank of Baroda	34,692	503,089
Bharat Petroleum Corp. Ltd.	38,570	409,539
CESC Ltd.	34,067	413,805
Container Corp. of India Ltd.	16,030	350,775
Crompton Greaves Ltd.	150,206	485,339
HCL Technologies Ltd.	25,307	702,576
HDFC Bank Ltd., ADR	8,920	415,494
ICICI Bank Ltd., ADR	18,201	893,669
Lupin Ltd.	35,881	808,386
Raymond Ltd.	53,559	375,271
Tata Motors Ltd., ADR	21,991	961,227
		6,319,170
Indonesia — 1.5%
PT Gudang Garam Tbk	109,000	505,573
PT Telekomunikasi Indonesia (Persero) Tbk	2,195,500	525,936
		1,031,509
Malaysia — 2.7%
Muhibbah Engineering (M) Bhd	345,000	327,119
Telekom Malaysia Bhd	258,800	520,936
Tenaga Nasional Bhd	165,219	623,906
UMW Holdings Bhd	94,400	352,878
		1,824,839
Mexico — 6.5%
America Movil S.A.B. de C.V., ADR, Series L	29,686	748,087
Arca Continental S.A.B. de C.V.	50,000	343,249
Banregio Grupo Financiero S.A.B. de C.V.	36,500	202,604
Cemex S.A.B. de C.V.(1)	412,173	537,063

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Gruma S.A.B. de C.V., Class B(1)	37,997	$406,833
Grupo Financiero Inbursa S.A.B. de C.V., Class O	198,300	566,972
Grupo Financiero Interacciones S.A. de C.V., Class O	48,000	402,070
Grupo Mexico S.A.B. de C.V., Series B	94,454	317,390
OHL Mexico S.A.B. de C.V.(1)	129,200	350,645
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	42,300	579,013
		4,453,926
People’s Republic of China — 19.1%
Agile Property Holdings Ltd.	564,000	346,300
Alibaba Group Holding Ltd., ADR(1)	4,057	360,464
Baidu, Inc., ADR(1)	1,491	325,381
Bank of China Ltd., H shares	2,546,000	1,137,291
China Construction Bank Corp., H shares	1,956,638	1,370,875
China Mobile Ltd.	70,758	827,122
China Resources Cement Holdings Ltd.	600,000	410,462
China Unicom Hong Kong Ltd.	368,000	551,906
Chongqing Changan Automobile Co. Ltd., B shares	151,000	324,369
CSR Corp. Ltd., H shares	577,000	507,218
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H shares	106,000	360,591
Huadian Power International Corp. Ltd., H shares	896,000	624,619
Jumei International Holding Ltd., ADR(1)	8,229	193,217
New China Life Insurance Co. Ltd., H shares	165,700	577,293
PetroChina Co. Ltd., H shares	878,000	1,125,291
Ping An Insurance (Group) Co. of China Ltd., H shares	119,000	894,378
Shenzhen International Holdings Ltd.	484,000	659,893
Sinotrans Ltd., H shares	425,000	308,439
TCL Communication Technology Holdings Ltd.	240,000	288,516
Tencent Holdings Ltd.	107,830	1,601,888
YY, Inc., ADR(1)	3,654	273,648
		13,069,161
Peru — 1.0%
Credicorp Ltd.	4,409	676,296
		676,296
Philippines — 1.6%
BDO Unibank, Inc.	271,660	592,818
Universal Robina Corp.	118,910	493,760
		1,086,578
Poland — 1.4%
Bank Zachodni WBK S.A.	4,610	548,627
Tauron Polska Energia S.A.	228,022	368,930
		917,557
Qatar — 0.3%
Al Meera Consumer Goods Co.	4,489	226,182
		226,182
Russia — 4.1%
Etalon Group Ltd., GDR, (Reg S)	80,130	292,475
Gazprom OAO, ADR	46,848	326,999
Lukoil OAO, ADR	7,966	405,469
MMC Norilsk Nickel OJSC, ADR	26,726	498,440
QIWI PLC, ADR	5,118	161,678
Sberbank of Russia, ADR	55,628	437,579
X5 Retail Group N.V., GDR (Reg S)(1)	36,670	676,561
		2,799,201
South Africa — 5.9%
Astral Foods Ltd.	39,613	534,540
Barclays Africa Group Ltd.	21,916	298,799
MMI Holdings Ltd.	175,221	406,511
Naspers Ltd., N shares	8,395	919,449
Sanlam Ltd.	94,188	543,590
Sasol Ltd.	18,807	1,020,017

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Steinhoff International Holdings Ltd.	70,544	$337,853
		4,060,759
South Korea — 15.9%
BS Financial Group, Inc.	40,363	646,126
Daewoo Securities Co. Ltd.(1)	32,250	327,793
Hanssem Co. Ltd.	3,478	376,968
Hyundai Motor Co.	4,636	835,283
KB Financial Group, Inc.	18,521	675,200
KCC Corp.	1,090	742,120
Korea Electric Power Corp.	18,669	848,519
LG Chem Ltd.	2,194	531,082
LG Display Co. Ltd.(1)	22,169	708,437
POSCO, ADR	12,289	932,735
Samkee Automotive Co. Ltd.	61,974	262,034
Samsung C&T Corp.	11,402	815,460
Samsung Electronics Co. Ltd.	1,576	1,765,132
SK Hynix, Inc.(1)	19,346	856,274
Wonik IPS Co. Ltd.(1)	44,633	529,758
		10,852,921
Taiwan — 11.4%
AcBel Polytech, Inc.	289,000	342,789
Catcher Technology Co. Ltd.	48,000	444,564
CTBC Financial Holding Co. Ltd.	691,676	464,563
Cub Elecparts, Inc.	28,000	319,391
Fubon Financial Holding Co. Ltd.	541,000	829,006
Hon Hai Precision Industry Co. Ltd.	272,920	859,627
Largan Precision Co. Ltd.	6,000	429,258
MediaTek, Inc.	28,000	414,671
Namchow Chemical Industrial Co. Ltd.	165,000	316,935
Novatek Microelectronics Corp.	149,000	735,343
Primax Electronics Ltd.	261,000	302,648
Taiwan Cement Corp.	340,000	506,031
Taiwan Semiconductor Manufacturing Co. Ltd.	361,259	1,438,218
Wistron Corp.	383,000	390,016
		7,793,060
Thailand — 3.0%
GFPT PCL (Reg F)	924,600	576,175
Kasikornbank PCL (Reg F)	89,000	640,615
PTT Exploration & Production PCL (Reg F)	59,400	292,618
Thai Union Frozen Products PCL (Reg F)	235,300	535,679
		2,045,087
Turkey — 1.1%
Celebi Hava Servisi A.S.(1)	31,547	329,804
Turkiye Garanti Bankasi A.S.	58,642	206,113
Turkiye Vakiflar Bankasi T.A.O., Class D	108,818	201,759
		737,676
United Arab Emirates — 0.1%
Emaar Malls Group PJSC(1)(2)	112,089	88,501
		88,501
Total Common Stocks (Cost $59,232,353)		64,819,977

	Shares	Value
Exchange-Traded Funds — 0.4%
CSOP FTSE China A50 ETF	238,000	$288,119
		288,119
Total Exchange-Traded Funds (Cost $294,469)		288,119

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Preferred Stocks — 4.2%
Brazil — 3.5%
Banco Bradesco S.A.	48,267	$687,007
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	10,627	463,443
Itau Unibanco Holding S.A.	49,134	679,877
Vale S.A.	61,232	594,872
		2,425,199
Colombia — 0.7%
Bancolombia S.A., ADR	7,932	449,903
		449,903
Total Preferred Stocks (Cost $3,166,808)		2,875,102

	Rights	Value
Rights — 0.0%
China — 0.0%
Agile Property Holdings Ltd.(1)(2)	112,800	11,152
		11,152
Total Rights (Cost $0)		11,152
Total Investments — 99.4% (Cost $62,693,630)		67,994,350
Other Assets, Net — 0.6%		423,377
Total Net Assets — 100.0%		$68,417,727

(1)	Non-income-producing security.
(2)	Fair valued security.

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$554,249	$—		$—	$554,249
Brazil	4,273,159	—		—	4,273,159
Chile	345,424	—		—	345,424
Colombia	339,121	—		—	339,121
Greece	—	615,429	*	—	615,429
Hong Kong	—	710,172	*	—	710,172
India	2,270,390	4,048,780	*	—	6,319,170
Indonesia	—	1,031,509	*	—	1,031,509
Malaysia	—	1,824,839	*	—	1,824,839
Mexico	4,453,926	—		—	4,453,926
People’s Republic of China	1,477,079	11,592,082	*	—	13,069,161
Peru	676,296	—		—	676,296
Philippines	—	1,086,578	*	—	1,086,578
Poland	—	917,557	*	—	917,557
Qatar	226,182	—		—	226,182
Russia	2,605,609	193,592	*	—	2,799,201
South Africa	534,540	3,526,219	*	—	4,060,759
South Korea	932,735	9,920,186	*	—	10,852,921
Taiwan	—	7,793,060	*	—	7,793,060
Thailand	—	2,045,087	*	—	2,045,087
Turkey	—	737,676	*	—	737,676
United Arab Emirates	—	88,501	*	—	88,501
Exchange-Traded Funds	288,119	—		—	288,119
Preferred Stocks:
Brazil	2,425,199	—		—	2,425,199
Colombia	449,903	—		—	449,903
Rights	—	11,152		—	11,152

Total	$21,851,931	$46,142,419		$—	$67,994,350

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 6.8%
FHLMC
4.00% due 1/1/2041(1)	$4,381,256	$4,618,912
7.00% due 9/1/2038	172,009	201,597
1534 Z 5.00% due 6/15/2023	286,020	307,524
3227 PR
5.50% due 9/15/2035(1)	4,276,091	4,532,597
FNMA
2.315% due 8/1/2046(2)	253,451	255,098
2.41% due 12/1/2036(2)	364,784	387,354
3.00% due 4/1/2043 - 7/1/2043	15,804,959	15,604,659
3.50% due 11/1/2042	29,314	30,020
4.00% due 9/1/2040 - 11/1/2040	6,465,552	6,822,954
4.50% due 12/1/2038 - 3/1/2044	9,800,001	10,591,639
5.00% due 4/1/2023 - 12/1/2039	4,646,133	5,127,554
5.50% due 1/1/2038 - 2/1/2039	2,808,909	3,125,451
6.00% due 8/1/2021	174,891	188,942
6.50% due 12/1/2014	3	3
7.00% due 2/1/2032 - 6/1/2032	87,287	100,888
7.50% due 12/1/2029	108,902	125,671
8.00% due 1/1/2030 - 9/1/2030	45,265	53,720
2002-77 QG
5.50% due 12/25/2032	1,912,665	2,100,295
GNMA
6.00% due 10/15/2032 - 12/15/2033	291,929	338,591
Total Agency Mortgage-Backed Securities (Cost $52,808,539)		54,513,469

	Principal Amount	Value
Asset-Backed Securities — 4.7%
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017(1)	7,000,000	7,023,821
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.511% due 4/25/2033(2)	506,438	516,894
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)(3)	3,600,000	3,631,518
2014-1A A 2.46% due 7/20/2020(3)	4,000,000	3,998,332
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	8,000,000	7,980,736
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	6,473,875	6,837,435
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,523,493
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020	2,300,000	2,277,938
Total Asset-Backed Securities (Cost $37,507,862)		37,790,167

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans — 5.1%
Building Materials — 0.4%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(2)	$1,599,417	$1,568,436
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	1,527,718	1,508,622
		3,077,058
Food And Beverage — 0.7%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(2)	1,455,536	1,395,495
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	3,950,000	3,890,750
		5,286,245
Gaming — 1.2%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(2)	1,193,246	1,186,779
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	3,949,749	3,875,691
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(2)	4,962,500	4,860,173
		9,922,643
Healthcare — 0.4%
Fresenius Medical Care Holdings, Inc. USD Term Loan A 1.987% due 10/30/2017(2)	2,892,308	2,882,676
		2,882,676
Leisure — 0.2%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	1,977,519	1,906,150
		1,906,150
Pharmaceuticals — 1.3%
Amgen, Inc. Term Loan 1.233% due 9/18/2018(2)	3,780,000	3,768,206
RPI Finance Trust Term Loan B1 2.483% due 11/9/2016(2)	5,695,215	5,675,624
Term Loan B2 3.25% due 5/9/2018(2)	1,163,340	1,161,886
		10,605,716
Refining — 0.2%
Tesoro Corp. Delayed Draw Term Loan 2.404% due 5/30/2016(2)	1,272,000	1,260,870
		1,260,870

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Wireless — 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	$3,950,117	$3,895,803
		3,895,803
Wirelines — 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	1,481,156	1,461,901
		1,461,901
Total Senior Secured Loans (Cost $40,789,150)		40,299,062

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 16.2%
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	3,800,000	3,953,623
2006-2 A4 5.92% due 5/10/2045(1)(2)	3,400,000	3,590,213
2008-1 A4 6.427% due 2/10/2051(2)	1,800,000	2,010,204
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 A4 5.349% due 9/10/2047(1)(2)	5,765,947	5,936,400
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	3,318,208	3,433,948
2005-PW10 AM 5.449% due 12/11/2040(1)(2)	3,466,000	3,612,213
2007-PW16 AM 5.897% due 6/11/2040(2)	5,350,000	5,865,606
CD Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	6,252,521
Citigroup Commercial Mortgage Trust 2013-375P B 3.635% due 5/10/2035(1)(2)(3)	4,100,000	4,089,266
2014-388G B 1.204% due 6/15/2033(2)(3)	4,000,000	4,001,932
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.999% due 6/15/2038(2)	3,485,751	3,691,864
Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(2)	2,100,000	2,165,600
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(1)(3)	5,800,000	6,709,295
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	5,024,394
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,734,940	4,716,000
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.451% due 3/10/2044(1)(2)	6,830,685	7,121,699
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(2)	2,100,000	2,188,885

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	$6,000,000	$6,020,784
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 AM 5.461% due 1/12/2043(2)	5,400,000	5,621,119
2005-LDP3 A4A 4.936% due 8/15/2042(1)(2)	3,694,530	3,776,389
2005-LDP5 A4 5.404% due 12/15/2044(1)(2)	4,705,000	4,843,426
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.058% due 4/15/2045(1)(2)	5,240,000	5,623,269
2007-CB18 A4 5.44% due 6/12/2047(1)	6,811,779	7,337,404
Merrill Lynch Mortgage Trust 2005-CKI1 A6 5.462% due 11/12/2037(1)(2)	5,279,880	5,450,098
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	6,000,000	6,147,426
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(1)	2,190,000	2,255,153
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	3,772,403
SBA Tower Trust 2.24% due 4/15/2043(3)	1,500,000	1,478,328
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)(2)	538,311	538,202
2005-C18 A4 4.935% due 4/15/2042	2,495,000	2,510,239
Total Commercial Mortgage-Backed Securities (Cost $130,715,918)		129,737,903

	Principal Amount	Value
Corporate Bonds — 43.9%
Aerospace & Defense — 0.1%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	500,000	654,718
		654,718
Automotive — 1.9%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,609,383
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	4,700,000	4,948,851
General Motors Financial Co., Inc. 2.625% due 7/10/2017	3,500,000	3,515,879
3.25% due 5/15/2018	3,500,000	3,517,500
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	1,500,000	1,575,285
		15,166,898
Banking — 13.8%
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022(1)	7,000,000	8,020,187

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015	$2,300,000	$2,419,448
Citigroup, Inc. Sr. Nt. 1.70% due 7/25/2016(1)	3,500,000	3,535,472
4.50% due 1/14/2022(1)	4,700,000	5,039,274
6.125% due 11/21/2017(1)	3,700,000	4,173,988
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95% due 11/9/2022(1)	2,100,000	2,108,940
Countrywide Financial Corp. Sub. Nt. 6.25% due 5/15/2016	4,000,000	4,311,476
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	2,200,000	2,471,896
Discover Bank Sub. Nt. 7.00% due 4/15/2020	2,350,000	2,780,193
Fifth Third Bank Sr. Nt. 1.15% due 11/18/2016(1)	5,000,000	5,001,790
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)	5,000,000	5,626,505
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	1,500,000	1,796,648
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	1,900,000	1,981,215
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	6,700,000	6,418,185
Sr. Nt. 3.45% due 3/1/2016	1,600,000	1,657,010
Sub. Nt. 5.15% due 10/1/2015	1,600,000	1,668,842
Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,497,733
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(1)(3)	4,000,000	4,066,092
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	3,000,000	2,996,103
5.95% due 12/28/2017(1)	4,000,000	4,480,048
Regions Bank Sub. Nt. 7.50% due 5/15/2018(1)	4,000,000	4,663,508
Royal Bank of Scotland Group PLC Sub. Nt. 5.05% due 1/8/2015	5,000,000	5,047,500
6.125% due 12/15/2022	2,600,000	2,751,939
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	5,250,000	5,227,330
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(3)	2,700,000	2,627,840
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	3,770,000	4,094,261
Sr. Nt. 5.75% due 1/24/2022(1)	2,750,000	3,127,231

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	$5,200,000	$5,225,584
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020(1)	2,600,000	2,894,310
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	2,700,000	2,909,228
		110,619,776
Brokerage — 0.4%
KKR Group Finance Co. LLC 6.375% due 9/29/2020(1)(3)	2,600,000	3,040,383
		3,040,383
Building Materials — 0.5%
CRH America, Inc. 6.00% due 9/30/2016	1,350,000	1,476,614
Owens Corning 4.20% due 12/15/2022(1)	2,400,000	2,442,573
		3,919,187
Cable Satellite — 0.6%
Comcast Corp. 6.45% due 3/15/2037	2,000,000	2,556,082
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,216,800
		4,772,882
Chemicals — 1.2%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	3,200,000	3,216,499
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(1)	1,300,000	1,488,285
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	557,144
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	3,600,000	3,974,026
		9,235,954
Diversified Manufacturing — 0.1%
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(3)	750,000	930,795
		930,795
Electric — 0.8%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035(1)	750,000	763,556
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	1,515,000	1,573,109
Nevada Power Co. 6.65% due 4/1/2036(1)	600,000	791,022
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	1,913,209
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,311,082
		6,351,978

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Energy - Integrated — 0.6%
BP Capital Markets PLC 4.50% due 10/1/2020(1)	$2,600,000	$2,839,671
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,700,000	2,164,746
		5,004,417
Finance Companies — 1.6%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(3)	2,900,000	2,813,000
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(1)(3)	3,000,000	3,030,000
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032(1)	1,000,000	1,318,437
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	3,800,000	3,771,500
4.875% due 4/1/2015	1,600,000	1,624,000
		12,556,937
Food And Beverage — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	4,200,000	3,768,131
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	1,200,000	1,323,816
		5,091,947
Government Related — 1.5%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	1,235,000	1,355,413
Petrobras International Finance Co. 5.875% due 3/1/2018	6,000,000	6,477,000
Petroleos Mexicanos 5.75% due 3/1/2018	4,000,000	4,430,000
		12,262,413
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	1,500,000	1,968,847
		1,968,847
Healthcare — 1.2%
Amsurg Corp. 5.625% due 11/30/2020	2,000,000	2,020,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	691,699
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,650,000
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	5,000,000	4,984,715
		9,346,414
Home Construction — 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	3,500,000	3,718,750
		3,718,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Independent Energy — 1.9%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	$4,000,000	$4,363,236
Chesapeake Energy Corp. 7.25% due 12/15/2018	2,000,000	2,280,000
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022	3,280,000	3,296,400
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	3,200,000	3,257,402
Whiting Petroleum Corp. 6.50% due 10/1/2018	1,600,000	1,654,000
		14,851,038
Insurance - Life — 0.7%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	1,000,000	1,124,923
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	500,000	557,500
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	1,100,000	1,339,651
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	800,000	850,819
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,545,965
UnumProvident Finance Co. PLC 6.85% due 11/15/2015(3)	563,000	597,653
		6,016,511
Insurance: Property - Casualty — 0.8%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	1,500,000	1,813,700
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	3,100,000	3,081,443
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	1,600,000	1,712,000
		6,607,143
Media - Entertainment — 0.8%
Time Warner Cos., Inc. 5.875% due 11/15/2016	4,000,000	4,388,932
7.57% due 2/1/2024	1,450,000	1,851,186
		6,240,118
Metals And Mining — 2.5%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019(1)	1,500,000	1,831,095
Anglo American Capital PLC 2.625% due 9/27/2017(3)	4,000,000	4,069,532
ArcelorMittal Sr. Nt. 4.25% due 8/5/2015	3,000,000	3,048,750
FMG Resources August 2006 Pty. Ltd. 8.25% due 11/1/2019(3)	3,000,000	3,101,250
Freeport-McMoRan, Inc. Sr. Nt. 3.55% due 3/1/2022	2,300,000	2,247,433

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Plains Exploration & Production Co. 6.50% due 11/15/2020	$2,407,000	$2,635,954
Steel Dynamics, Inc. 5.25% due 4/15/2023	1,750,000	1,763,125
Vale Overseas Ltd. 6.25% due 1/23/2017	1,200,000	1,322,016
		20,019,155
Midstream — 1.2%
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	1,600,000	1,721,459
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	2,000,000	1,932,176
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	1,600,000	1,760,000
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,900,000	4,330,685
		9,744,320
Oil Field Services — 1.7%
Nabors Industries, Inc. 4.625% due 9/15/2021	3,150,000	3,385,444
Transocean, Inc. 2.50% due 10/15/2017	3,000,000	2,999,655
6.00% due 3/15/2018	3,550,000	3,827,862
Weatherford International Ltd. 5.125% due 9/15/2020	1,500,000	1,635,942
6.50% due 8/1/2036	1,200,000	1,384,136
		13,233,039
Packaging — 0.3%
Sealed Air Corp. 8.125% due 9/15/2019(3)	705,000	761,400
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,507,500
		2,268,900
Paper — 0.8%
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	2,675,000	3,022,713
Rock Tenn Co. 4.90% due 3/1/2022	3,200,000	3,430,144
		6,452,857
Pharmaceuticals — 0.8%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	6,150,000	6,712,774
		6,712,774
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	1,250,000	1,308,867
		1,308,867
Real Estate Investment Trust — 0.9%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,157,578
Equity Commonwealth Sr. Nt. 5.875% due 9/15/2020	1,200,000	1,293,944

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
ProLogis LP 6.875% due 3/15/2020	$541,000	$639,305
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(1)	3,100,000	3,324,666
		7,415,493
Technology — 1.0%
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(3)	2,830,000	2,978,858
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(1)	5,000,000	5,184,290
		8,163,148
Wireless — 1.6%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	3,600,000	3,999,672
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	1,500,000	1,529,961
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	3,155,625
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(1)	3,350,000	3,846,065
		12,531,323
Wirelines — 3.1%
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019(1)	6,000,000	6,018,432
6.30% due 1/15/2038(1)	2,200,000	2,602,792
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	850,000	1,235,881
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	335,000	493,559
Telecom Italia Capital S.A. 5.25% due 10/1/2015	3,550,000	3,647,625
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	1,250,000	1,514,210
6.55% due 9/15/2043(1)	7,500,000	9,370,440
		24,882,939
Total Corporate Bonds (Cost $337,677,134)		351,089,921

	Principal Amount	Value
Municipal Bonds — 1.4%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	1,917,792
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	1,000,000	1,259,850
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	2,400,000	2,742,480
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,190,000	1,389,694

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	$1,600,000	$2,046,944
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	1,976,385
Total Municipal Bonds (Cost $9,322,859)		11,333,145

	Principal Amount	Value
Non Agency Mortgage-Backed Securities — 5.5%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	2,612,136	2,758,094
Bear Stearns ALT-A Trust 2003-3 2A 2.859% due 10/25/2033(2)	2,998,938	3,034,814
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	1,045,745	914,910
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	337,701	349,130
2003-11 A31 5.50% due 5/25/2033(1)	1,589,991	1,637,541
2003-J7 2A12 5.00% due 8/25/2033	1,330,276	1,378,249
2004-5 2A9 5.25% due 5/25/2034	927,910	982,729
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	1,193,672	1,235,692
Impac CMB Trust 2004-7 1A1 0.895% due 11/25/2034(2)	2,918,118	2,828,257
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	1,076,917	1,084,258
2005-A3 11A2 2.713% due 6/25/2035(1)(2)	4,499,103	4,521,693
Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.635% due 11/21/2034(2)	2,875,328	2,916,681
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	446,327	466,991
2003-5 2A1 5.00% due 6/25/2018	368,720	381,565
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.469% due 2/25/2035(2)	4,017,582	4,050,125
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	1,900,958	1,899,493
2004-2 A3 5.25% due 11/25/2019	265,990	276,973
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	258,198	264,353
Residential Funding Mortgage Securities I 2005-S3 A1 4.75% due 3/25/2020	899,373	914,348
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	1,508,372	1,529,215

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
2004-21XS 2A6A 4.74% due 12/25/2034(2)	$243,711	$249,020
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	1,191,068	1,249,684
2004-Y 3A1 2.604% due 11/25/2034(2)	3,596,852	3,642,830
2005-2 2A1 4.75% due 4/25/2020(1)	480,870	497,090
2005-AR12 2A6 2.619% due 6/25/2035(1)(2)	2,962,895	2,989,623
2006-1 A3 5.00% due 3/25/2021	976,464	998,141
2007-13 A7 6.00% due 9/25/2037	1,014,450	1,008,532
Total Non Agency Mortgage-Backed Securities (Cost $43,809,450)		44,060,031

	Principal Amount	Value
U.S. Government Securities — 12.9%
U.S. Treasury Bonds
3.625% due 2/15/2044	15,700,000	16,965,813
3.75% due 11/15/2043	11,500,000	12,711,088
U.S. Treasury Notes
0.875% due 12/31/2016	35,750,000	35,844,952
1.75% due 5/15/2023	18,000,000	17,060,616
2.125% due 9/30/2021	13,000,000	12,918,750
2.375% due 8/15/2024	8,000,000	7,907,504
Total U.S. Government Securities (Cost $102,096,897)		103,408,723

	Principal Amount	Value
Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $21,757,000, due 10/1/2014(4)	21,757,000	21,757,000
Total Repurchase Agreements (Cost $21,757,000)		21,757,000
Total Investments — 99.2% (Cost $776,484,809)		793,989,421
Other Assets, Net — 0.8%		6,574,637
Total Net Assets — 100.0%		$800,564,058

(1)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2014.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $95,083,748, representing 11.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$22,192,182

The table below presents futures contracts as of September 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
10 YR U.S. Treasury Notes	Goldman Sachs & Co.	350	12/19/2014	$43,624	$(252,878)
5 YR U.S. Treasury Notes	Goldman Sachs & Co.	790	12/31/2014	93,424	(193,156)
U.S. Long Bond	Goldman Sachs & Co.	65	12/19/2014	8,964	(154,604)

Total					$(600,638)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$54,513,469	$—	$54,513,469
Asset-Backed Securities	—	37,790,167	—	37,790,167
Senior Secured Loans	—	40,299,062	—	40,299,062
Commercial Mortgage-Backed Securities	—	129,737,903	—	129,737,903
Corporate Bonds	—	351,089,921	—	351,089,921
Municipal Bonds	—	11,333,145	—	11,333,145
Non Agency Mortgage-Backed Securities	—	44,060,031	—	44,060,031
U.S. Government Securities	—	103,408,723	—	103,408,723
Repurchase Agreements	—	21,757,000	—	21,757,000
Other Financial Instruments:
Financial Futures Contracts	(600,638)	—	—	(600,638)

Total	$(600,638)	$793,989,421	$—	$793,388,783

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.0%
FHLMC 1534 Z 5.00% due 6/15/2023	$39,053	$41,989
20 H 5.50% due 10/25/2023	20,784	22,667
7.00% due 9/1/2038	14,631	17,147
FNMA 2.315% due 8/1/2046(1)	19,024	19,148
Total Agency Mortgage-Backed Securities (Cost $94,418)		100,951

	Principal Amount	Value
Asset-Backed Securities — 9.9%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018	835,000	834,108
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017(2)	1,675,000	1,680,700
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(2)	1,500,000	1,502,965
2013-1 A 0.574% due 2/16/2021(1)	1,800,000	1,805,445
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.511% due 4/25/2033(1)	46,438	47,397
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(3)	1,500,000	1,486,904
2014-1A A 2.46% due 7/20/2020(3)	1,250,000	1,249,479
Barclays Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	800,000	799,254
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	500,000	500,578
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017(2)	700,000	701,012
2013-3 A1B 0.584% due 11/20/2015(1)(2)	1,626,622	1,626,897
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021	1,000,000	992,953
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	737,315	737,697
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017	900,000	899,507
Harley-Davidson Motorcycle Trust 2012-1 A3 0.68% due 4/15/2017	931,903	932,837
Honda Auto Receivables Owner Trust 2012-4 A4 0.66% due 12/18/2018	1,800,000	1,800,994
Huntington Auto Trust 2011-1A A3 1.01% due 1/15/2016(3)	28,872	28,879

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(3)	$900,000	$899,015
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(3)	1,100,000	1,096,591
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019	500,000	500,677
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(3)	1,400,000	1,401,945
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	1,857,282	1,858,306
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(1)	20,695	18,612
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(2)	2,215,000	2,193,754
Volkswagen Auto Lease Trust 2012-A A3 0.87% due 7/20/2015	121,306	121,339
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(3)	68,321	68,381
Total Asset-Backed Securities (Cost $25,810,215)		25,786,226

	Principal Amount	Value
Senior Secured Loans — 6.5%
Building Materials — 0.5%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(1)	742,500	727,420
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	542,554	535,772
		1,263,192
Consumer Products — 0.4%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	977,143	956,789
		956,789
Food And Beverage — 0.4%
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(1)	1,185,000	1,167,225
		1,167,225
Gaming — 1.4%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(1)	596,623	593,389
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	858,750	844,795
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	1,135,553	1,114,261

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(1)	$992,500	$972,035
		3,524,480
Healthcare — 0.8%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(1)	498,750	492,456
Fresenius Medical Care Holdings, Inc. USD Term Loan A 1.987% due 10/30/2017(1)	710,671	708,305
Fresenius SE & Co. KGaA USD Term Loan B 2.234% due 8/7/2019(1)	990,000	988,762
		2,189,523
Leisure — 0.6%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(1)	922,059	909,381
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	742,500	715,703
		1,625,084
Lodging — 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	174,342	171,436
		171,436
Media - Entertainment — 0.2%
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(1)	461,057	454,574
		454,574
Pharmaceuticals — 1.3%
Amgen, Inc. Term Loan 1.233% due 9/18/2018(1)	900,000	897,192
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(1)	748,126	735,969
RPI Finance Trust Term Loan A 2.233% due 8/9/2016(1)	312,717	310,372
Term Loan B2 3.25% due 5/9/2018(1)	1,551,120	1,549,181
		3,492,714
Refining — 0.2%
Tesoro Corp. Delayed Draw Term Loan 2.404% due 5/30/2016(1)	397,500	394,022
		394,022
Wireless — 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(1)	1,227,021	1,210,149
		1,210,149

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Wirelines — 0.1%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(1)	$394,975	$389,840
		389,840
Total Senior Secured Loans (Cost $17,057,589)		16,839,028

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 21.7%
American Tower Trust I 13 1A 1.551% due 3/15/2043(2)(3)	1,000,000	983,642
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)	2,000,000	2,080,854
2006-1 AM 5.421% due 9/10/2045(1)	500,000	524,905
2007-3 AM 5.79% due 6/10/2049(1)	950,000	1,029,951
2008-1 A4 6.427% due 2/10/2051(1)	2,000,000	2,233,560
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	2,000,000	2,056,856
2005-5 A4 5.115% due 10/10/2045(1)	2,048,789	2,098,315
2005-6 A4 5.349% due 9/10/2047(1)(2)	1,207,867	1,243,573
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)	1,439,223	1,489,423
2006-T24 AM 5.568% due 10/12/2041(1)	1,700,000	1,823,746
2007-PW16 AM 5.897% due 6/11/2040(1)	400,000	438,550
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	1,000,000	1,072,511
2014-388G B 1.204% due 6/15/2033(1)(3)	1,200,000	1,200,580
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.527% due 1/15/2046(1)	1,000,000	1,050,632
2006-CD3 A5 5.617% due 10/15/2048	1,922,063	2,028,703
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.999% due 6/15/2038(1)	1,837,085	1,945,712
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2035(2)(3)	350,000	357,479
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.452% due 3/10/2044(1)	483,760	504,370
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039	525,000	564,939
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(3)	2,000,000	2,006,928

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5 4.878% due 1/15/2042	$561,196	$562,412
2005-CB13 AM 5.461% due 1/12/2043(1)	1,500,000	1,561,422
2005-LDP5 A4 5.404% due 12/15/2044(1)	1,650,000	1,698,545
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP1 A4 5.038% due 3/15/2046(1)	459,954	461,057
2005-LDP5 AM 5.446% due 12/15/2044(1)	580,000	608,028
2006-LDP7 AM 6.058% due 4/15/2045(1)	1,350,000	1,448,743
2007-CB18 A4 5.44% due 6/12/2047	1,885,446	2,030,935
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(1)	320,000	335,661
2006-C6 A4 5.372% due 9/15/2039	750,000	801,771
2006-C6 AM 5.413% due 9/15/2039	1,000,000	1,075,538
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	17,988	17,977
ML-CFC Commercial Mortgage Trust 2006-1 AM 5.701% due 2/12/2039(1)	610,000	641,635
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 A2 2.936% due 11/15/2046	1,500,000	1,536,856
2013-C8 A2 1.689% due 12/15/2048	1,500,000	1,471,849
Morgan Stanley Capital I Trust 2006-HQ8 A4 5.596% due 3/12/2044(1)	1,908,218	1,981,961
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(3)	1,900,000	1,899,025
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020	1,100,000	1,132,725
SBA Tower Trust 2.24% due 4/15/2043(3)	2,000,000	1,971,104
2.933% due 12/15/2042(3)	500,000	507,040
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)	107,998	107,976
2005-C18 AJ2 5.022% due 4/15/2042(1)	1,000,000	1,018,560
2005-C22 A4 5.449% due 12/15/2044(1)	1,787,748	1,849,726
2006-C28 AM 5.603% due 10/15/2048(1)	1,000,000	1,076,018
2006-C29 A4 5.308% due 11/15/2048	2,216,568	2,365,710
2007-C33 AM 6.14% due 2/15/2051(1)	1,250,000	1,365,125
Total Commercial Mortgage-Backed Securities (Cost $58,003,423)		56,262,628

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Corporate Bonds — 33.6%
Aerospace & Defense — 0.5%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(2)(3)	$750,000	$761,250
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	500,000	512,601
		1,273,851
Automotive — 1.0%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(2)	600,000	605,045
2.75% due 5/15/2015(2)	1,000,000	1,013,051
General Motors Financial Co., Inc. 3.25% due 5/15/2018(2)	1,000,000	1,005,000
		2,623,096
Banking — 8.2%
Ally Financial, Inc. 2.75% due 1/30/2017(2)	600,000	588,000
3.125% due 1/15/2016(2)	400,000	400,000
Amsouth Bank Sub. Nt. Series AI 5.20% due 4/1/2015(2)	350,000	357,160
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017	1,000,000	995,679
4.50% due 4/1/2015(2)	750,000	764,595
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(2)(3)	700,000	778,095
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015(2)	1,000,000	1,002,791
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016	150,000	150,774
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(2)(3)	500,000	504,863
HSBC U.S.A., Inc. Sr. Nt. 1.625% due 1/16/2018(2)	500,000	498,201
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016(2)	1,300,000	1,329,887
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015(2)	500,000	502,080
Lloyds Bank PLC 4.20% due 3/28/2017(2)	500,000	534,675
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(2)(3)	750,000	767,521
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	1,000,000	1,010,666
3.45% due 11/2/2015	500,000	514,155
National Bank of Canada 1.50% due 6/26/2015(2)	500,000	504,091
Regions Bank Sub. Nt. 7.50% due 5/15/2018	500,000	582,938

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Royal Bank of Canada Sr. Nt. 1.45% due 10/30/2014	$500,000	$500,548
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017	750,000	750,385
2.55% due 9/18/2015	1,250,000	1,268,536
Societe Generale S.A. 2.75% due 10/12/2017	500,000	513,884
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	500,000	509,405
Sumitomo Mitsui Banking Corp. 1.35% due 7/18/2015	500,000	502,714
Sr. Nt. 1.90% due 1/12/2015(3)	500,000	501,625
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	800,000	832,683
The Bank of New York Mellon Corp. Sr. Nt. 1.20% due 2/20/2015(2)	300,000	300,811
The Goldman Sachs Group, Inc. Sr. Nt. 3.30% due 5/3/2015(2)	1,750,000	1,777,930
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(2)	1,000,000	1,000,882
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	1,000,000	1,033,069
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	100,000	107,749
		21,386,392
Brokerage — 1.1%
E*TRADE Financial Corp. 6.75% due 6/1/2016(2)	750,000	789,375
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015(2)	900,000	926,055
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(2)	1,000,000	1,009,875
		2,725,305
Building Materials — 0.2%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(2)	500,000	568,746
		568,746
Cable Satellite — 0.5%
DISH DBS Corp. 6.625% due 10/1/2014(2)	500,000	500,000
Time Warner Cable, Inc. 5.85% due 5/1/2017	750,000	831,300
		1,331,300
Chemicals — 0.5%
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016(2)	300,000	300,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Ecolab, Inc. Sr. Nt. 2.375% due 12/8/2014(2)	$400,000	$401,494
Yara International A.S.A. Sr. Nt. 5.25% due 12/15/2014(3)	500,000	504,641
		1,206,135
Construction Machinery — 0.4%
CNH Industrial Capital LLC
3.25% due 2/1/2017(2)	500,000	492,500
3.875% due 11/1/2015(2)	500,000	503,125
		995,625
Consumer Cyclical Services — 0.4%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(2)	1,000,000	975,000
		975,000
Diversified Manufacturing — 0.4%
Eaton Corp. 0.95% due 11/2/2015(2)	400,000	401,270
Pentair Finance S.A.
1.35% due 12/1/2015	250,000	251,428
1.875% due 9/15/2017	500,000	501,805
		1,154,503
Electric — 1.4%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017(2)	300,000	299,869
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017(2)	500,000	564,976
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	200,000	212,000
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(2)	1,100,000	1,104,380
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	250,000	254,375
The Dayton Power & Light Co. 1.875% due 9/15/2016	1,200,000	1,215,964
		3,651,564
Finance Companies — 2.1%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017(3)	1,600,000	1,562,000
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018	1,500,000	1,488,750
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017	1,000,000	1,010,000
4.75% due 2/15/2015(2)(3)	1,000,000	1,010,000
International Lease Finance Corp. Sr. Nt. 2.184% due 6/15/2016(1)(2)	500,000	495,000
		5,565,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Financial - Other — 0.1%
Icahn Enterprises LP 3.50% due 3/15/2017	$300,000	$297,000
		297,000
Food And Beverage — 0.9%
ConAgra Foods, Inc. Sr. Nt. 1.30% due 1/25/2016(2)	1,000,000	1,004,054
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	700,000	721,621
SABMiller Holdings, Inc. 1.85% due 1/15/2015(3)	500,000	501,961
		2,227,636
Government Related — 1.3%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(3)	500,000	504,345
CNOOC Nexen Finance ULC 1.625% due 4/30/2017	1,500,000	1,500,415
Petrobras Global Finance B.V. 2.00% due 5/20/2016	650,000	649,968
3.25% due 3/17/2017	750,000	758,977
		3,413,705
Healthcare — 1.2%
Covidien International Finance S.A. 1.35% due 5/29/2015(2)	500,000	502,288
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018	750,000	753,532
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015(2)	250,000	250,304
Owens & Minor, Inc. 6.35% due 4/15/2016	625,000	677,896
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	1,000,000	996,943
		3,180,963
Home Construction — 0.6%
DR Horton, Inc. 3.625% due 2/15/2018(2)	500,000	495,000
Lennar Corp. 4.50% due 6/15/2019(2)	640,000	634,400
MDC Holdings, Inc. 5.375% due 7/1/2015(2)	500,000	515,000
		1,644,400
Industrial - Other — 0.2%
URS Corp. 3.85% due 4/1/2017	500,000	516,056
		516,056
Insurance - Life — 0.6%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015(2)	750,000	769,052
Metropolitan Life Global Funding I Sr. Sec. Nt. 2.00% due 1/9/2015(2)(3)	500,000	502,279

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	$300,000	$311,858
		1,583,189
Insurance: Property - Casualty — 1.2%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018(2)	1,000,000	1,004,264
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014(2)	800,000	807,200
Willis Group Holdings PLC 4.125% due 3/15/2016	500,000	519,337
XLIT Ltd. 2.30% due 12/15/2018	750,000	749,336
		3,080,137
Media - Entertainment — 0.7%
21st Century Fox America, Inc. 5.30% due 12/15/2014(2)	500,000	505,165
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015(2)	500,000	511,250
Time Warner, Inc. 3.15% due 7/15/2015	800,000	815,864
		1,832,279
Metals And Mining — 1.8%
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015(2)	700,000	702,625
BHP Billiton Finance U.S.A. Ltd. 1.125% due 11/21/2014(2)	300,000	300,320
FMG Resources August 2006 Pty. Ltd. 6.00% due 4/1/2017(3)	1,000,000	1,007,500
Freeport-McMoRan, Inc. Sr. Nt. 1.40% due 2/13/2015(2)	300,000	300,844
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(3)	250,000	252,794
2.85% due 11/10/2014(3)	250,000	250,555
Plains Exploration & Production Co. 8.625% due 10/15/2019	600,000	629,311
Steel Dynamics, Inc. 7.625% due 3/15/2020	500,000	525,000
Teck Resources Ltd. 2.50% due 2/1/2018	150,000	150,198
Vale Overseas Ltd. 6.25% due 1/11/2016	500,000	530,865
		4,650,012
Midstream — 1.0%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(2)	1,000,000	998,751
Enterprise Products Operating LLC 1.25% due 8/13/2015(2)	300,000	301,418
Series A 8.375% due 8/1/2066(1)(2)	200,000	220,000
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	550,000	548,625

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	$500,000	$505,542
		2,574,336
Oil Field Services — 1.0%
Nabors Industries, Inc. 2.35% due 9/15/2016	600,000	613,096
Transocean, Inc. 2.50% due 10/15/2017	1,050,000	1,049,880
Weatherford International LLC 6.35% due 6/15/2017	850,000	953,144
		2,616,120
Pharmaceuticals — 1.5%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015(2)	1,250,000	1,254,704
Gilead Sciences, Inc. Sr. Nt. 2.40% due 12/1/2014(2)	500,000	501,799
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	850,000	822,375
Mylan, Inc. Sr. Nt. 1.35% due 11/29/2016(2)	750,000	749,911
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016	600,000	601,300
		3,930,089
Real Estate Investment Trusts — 1.6%
ARC Properties Operating Partnership LP 2.00% due 2/6/2017(2)(3)	1,500,000	1,499,172
BioMed Realty LP 3.85% due 4/15/2016	300,000	312,697
Prologis LP 4.50% due 8/15/2017	1,000,000	1,071,134
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	560,000	617,929
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	500,000	529,019
		4,029,951
Refining — 0.1%
Phillips 66 1.95% due 3/5/2015	300,000	301,918
		301,918
Retailers — 0.5%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(2)	1,250,000	1,251,794
		1,251,794
Technology — 0.7%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015(2)	350,000	365,690
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015(2)	800,000	806,808

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
NXP B.V. 3.50% due 9/15/2016(2)(3)	$600,000	$601,500
		1,773,998
Transportation Services — 0.3%
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2017(2)(3)	300,000	303,749
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	500,000	519,027
		822,776
Wireless — 1.0%
America Movil S.A.B. de C.V. 3.625% due 3/30/2015(2)	800,000	810,912
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	1,690,000	1,804,107
		2,615,019
Wirelines — 0.6%
British Telecommunications PLC Sr. Nt. 2.00% due 6/22/2015(2)	300,000	303,023
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	1,200,000	1,231,550
		1,534,573
Total Corporate Bonds (Cost $86,987,049)		87,333,218

	Principal Amount	Value
Municipal Bonds — 0.2%
Illinois St. G.O. 4.511% due 3/1/2015(2)	600,000	609,498
Total Municipal Bonds (Cost $604,814)		609,498

	Principal Amount	Value
Non Agency Mortgage-Backed Securities — 11.4%
Banc of America Funding Trust 2005-D A1 2.631% due 5/25/2035(1)	869,884	891,438
Banc of America Mortgage Securities Trust 2003-J 2A2 2.847% due 11/25/2033(1)	688,301	690,549
Bear Stearns ALT-A Trust 2003-3 2A 2.859% due 10/25/2033(1)	1,270,898	1,286,101
2004-4 A1 0.755% due 6/25/2034(1)	759,622	729,888
2004-6 1A 0.795% due 7/25/2034(1)	649,195	622,204
2004-7 2A1 2.468% due 8/25/2034(1)	1,012,007	1,024,571
Chase Mortgage Finance Trust 2007-A1 2A1 2.468% due 2/25/2037(1)	227,213	228,021

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	$20,161	$20,844
2003-11 A31 5.50% due 5/25/2033	278,631	286,964
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018	62,248	62,519
2003-8 2A1 5.00% due 4/25/2018	72,993	73,618
2004-5 5A1 5.00% due 8/25/2019	147,429	150,256
2004-AR5 3A1 2.522% due 6/25/2034(1)	575,489	578,376
2004-AR5 6A1 2.47% due 6/25/2034(1)	1,345,105	1,352,180
2004-AR7 4A1 2.445% due 11/25/2034(1)	1,226,926	1,244,391
First Horizon Asset Secutities, Inc. 2004-4 2A3 4.50% due 7/25/2019	101,770	103,862
GSR Mortgage Loan Trust 2005-AR6 1A1 2.654% due 9/25/2035(1)	836,040	847,552
Impac CMB Trust 2004-7 1A1 0.895% due 11/25/2034(1)	1,361,765	1,319,831
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	28,919	30,102
2004-S2 1A3 4.75% due 11/25/2019	70,710	71,192
2005-A1 3A1 2.61% due 2/25/2035(1)	251,375	256,562
2006-A2 5A1 2.494% due 11/25/2033(1)	360,639	367,327
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.643% due 4/21/2034(1)	484,710	489,701
2004-13 3A7 2.635% due 11/21/2034(1)	1,587,431	1,619,580
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	61,000	63,125
2003-9 5A2 4.75% due 10/25/2018(2)	368,762	372,684
Merrill Lynch Mortgage Investors Trust 2004-B A1 0.655% due 5/25/2029(1)	688,391	683,985
2005-A2 A2 2.469% due 2/25/2035(1)	1,127,212	1,136,342
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	64,907	65,807
2004-7AR 2A1 2.426% due 9/25/2034(1)	936,101	931,610
2005-6AR 1A1 0.435% due 11/25/2035(1)	813,853	802,773
MortgageIT Trust 2004-1 A1 0.935% due 11/25/2034(1)	1,149,944	1,120,893
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	170,231	170,099
2004-2 A2 4.75% due 11/25/2019	102,393	106,114

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	$8,867	$9,078
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	407,255	407,469
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	51,027	51,877
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.39% due 6/25/2034(1)	782,672	792,664
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	198,824	201,694
2003-34A 3A2 2.478% due 11/25/2033(1)	886,069	876,353
2004-21XS 2A6A 4.74% due 12/25/2034(1)	43,301	44,245
2004-3 3A1 5.50% due 3/25/2019	76,804	78,675
Thornburg Mortgage Securities Trust 2003-4 A1 0.795% due 9/25/2043(1)	1,340,345	1,294,271
2004-3 A 0.895% due 9/25/2044(1)	1,108,540	1,082,468
2004-4 3A 2.001% due 12/25/2044(1)	1,460,677	1,461,808
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.505% due 10/25/2033(1)	75,676	76,924
2003-N 2A1 2.491% due 12/25/2033(1)	165,188	164,398
2004-M A7 2.615% due 8/25/2034(1)	526,354	537,124
2004-O A1 2.615% due 8/25/2034(1)	287,741	288,079
2004-Z 2A2 2.615% due 12/25/2034(1)	245,791	250,178
2005-AR10 2A6 2.614% due 6/25/2035(1)	293,332	296,359
2005-AR12 2A5 2.619% due 6/25/2035(1)	539,781	545,918
2005-AR12 2A6 2.619% due 6/25/2035(1)	462,558	466,731
2005-AR16 3A2 2.613% due 3/25/2035(1)	917,267	927,942
Total Non Agency Mortgage-Backed Securities (Cost $29,493,063)		29,655,316

	Principal Amount	Value
U.S. Agencies — 0.2%
FHLMC 2.00% due 8/25/2016	600,000	615,910
Total U.S. Agencies (Cost $609,242)		615,910

	Principal Amount	Value
U.S. Government Securities — 14.2%
U.S. Treasury Notes 0.25% due 7/31/2015	4,105,000	4,110,772
0.375% due 6/15/2015 - 3/31/2016	5,840,000	5,844,219

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
0.625% due 12/15/2016 - 4/30/2018	$4,480,000	$4,376,945
0.75% due 1/15/2017	6,215,000	6,211,116
0.875% due 7/15/2017	3,250,000	3,238,826
1.00% due 3/31/2017 - 9/15/2017	10,750,000	10,746,114
1.375% due 12/31/2018	2,400,000	2,375,438
Total U.S. Government Securities (Cost $36,930,738)		36,903,430

	Principal Amount	Value
Repurchase Agreements — 2.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $6,115,000, due 10/1/2014(4)	6,115,000	6,115,000
Total Repurchase Agreements (Cost $6,115,000)		6,115,000
Total Investments — 100.1% (Cost $261,705,551)		260,221,205
Other Liabilities, Net — (0.1)%		(249,539)
Total Net Assets — 100.0%		$259,971,666

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2014.
(2)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $29,488,190, representing 11.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.00%	2/13/2015	$6,240,000

The table below presents futures contracts as of September 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
2 YR U.S. Tresaury Note	Goldman Sachs & Co.	70	12/31/2014	$15,319	$(246)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$100,951	$—	$100,951
Asset-Backed Securities	—	25,786,226	—	25,786,226
Senior Secured Loans	—	16,839,028	—	16,839,028
Commercial Mortgage-Backed Securities	—	56,262,628	—	56,262,628
Corporate Bonds	—	87,333,218	—	87,333,218
Municipal Bonds	—	609,498	—	609,498
Non Agency Mortgage-Backed Securities	—	29,655,316	—	29,655,316
U.S. Agencies	—	615,910	—	615,910
U.S. Government Securities	—	36,903,430	—	36,903,430
Repurchase Agreements	—	6,115,000	—	6,115,000
Other Financial Instruments:
Financial Futures Contracts	(246)	—	—	(246)

Total	$(246)	$260,221,205	$—	$260,220,959

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans — 32.3%
Cable Satellite — 1.3%
Grande Communications Holdings Term Loan B 4.50% due 5/22/2020(1)	$596,981	$593,250
		593,250
Chemicals — 1.4%
Arysta LifeScience SPC LLC 2nd Lien Term Loan 8.25% due 11/30/2020(1)	650,000	652,710
		652,710
Electric — 1.0%
Viva Alamo LLC Term Loan B 4.75% due 2/20/2021(1)	497,500	491,281
		491,281
Food And Beverage — 1.1%
B.C. Unlimited Liability Co. 2014 Term Loan B 4.50% due 9/24/2021(1)	500,000	496,110
		496,110
Healthcare — 3.5%
CareCore National LLC Term Loan B 5.50% due 3/5/2021(1)	497,500	493,769
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	500,000	497,500
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	650,000	641,875
		1,633,144
Independent Energy — 2.4%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	500,000	498,750
Fieldwood Energy LLC 2nd Lien Term Loan 8.375% due 9/30/2020(1)	650,000	650,812
		1,149,562
Industrial - Other — 1.0%
Road Infrastructure Investment LLC New 2nd Lien Term Loan 7.75% due 9/21/2021(1)	500,000	481,250
		481,250
Insurance P&C — 2.4%
Asurion LLC New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	650,000	655,889
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	497,487	488,160
		1,144,049

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Leisure — 1.2%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	$596,985	$575,440
		575,440
Media - Entertainment — 3.3%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	493,750	456,719
Media General, Inc. Delayed Draw Term Loan B 4.25% due 7/31/2020(1)	472,161	466,849
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	650,000	632,665
		1,556,233
Oil Field Services — 6.5%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/2/2021(1)	500,000	492,500
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	698,237	668,562
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	696,500	682,570
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	723,440	729,770
UTEX Industries, Inc. 2nd Lien Term Loan 2014 8.25% due 5/22/2022(1)	500,000	501,250
		3,074,652
Retailers — 1.0%
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	500,000	490,765
		490,765
Technology — 6.2%
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	497,074	492,416
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	648,375	644,524
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 5/15/2022(1)	650,000	646,210
Regit Eins GmbH USD 2nd Lien Term Loan 9.50% due 6/30/2022(1)	650,000	631,313
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	500,000	488,125
		2,902,588
Total Senior Secured Loans (Cost $15,448,573)		15,241,034

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Corporate Bonds — 60.8%
Automotive — 0.2%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019(2)	$70,000	$78,400
		78,400
Cable Satellite — 1.3%
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(3)	600,000	617,250
		617,250
Chemicals — 2.2%
Hexion U.S. Finance Corp. Sr. Sec. Nt. 8.875% due 2/1/2018	750,000	764,062
WR Grace & Co-Conn 5.125% due 10/1/2021(3)	250,000	254,063
		1,018,125
Consumer Cyclical Services — 1.6%
Monitronics International, Inc. 9.125% due 4/1/2020(2)	750,000	772,500
		772,500
Consumer Products — 0.7%
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019	330,000	331,650
		331,650
Electric — 2.8%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(3)	600,000	621,000
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	700,000	722,750
		1,343,750
Gaming — 3.2%
Boyd Gaming Corp. 9.00% due 7/1/2020	500,000	525,000
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	500,000	505,000
Scientific Games International, Inc. 6.625% due 5/15/2021(2)(3)	600,000	501,000
		1,531,000
Healthcare — 4.3%
Amsurg Corp. 5.625% due 11/30/2020(2)	650,000	656,500
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(3)(4)	600,000	610,500
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	700,000	768,250
		2,035,250

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Healthcare - REITs — 0.5%
Sabra Health Care LP 5.50% due 2/1/2021	$250,000	$253,750
		253,750
Home Construction — 4.0%
WCI Communities, Inc. 6.875% due 8/15/2021(3)	330,000	331,650
WCI Communities, Inc. 6.875% due 8/15/2021	500,000	502,500
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023	600,000	580,500
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	500,000	495,000
		1,909,650
Independent Energy — 13.0%
BreitBurn Energy Partners LP 7.875% due 4/15/2022	340,000	344,250
California Resources Corp. 5.00% due 1/15/2020(3)	250,000	253,750
5.50% due 9/15/2021(3)	250,000	253,750
Energy XXI Gulf Coast, Inc. 6.875% due 3/15/2024(3)	500,000	470,000
EV Energy Partners LP 8.00% due 4/15/2019	360,000	372,600
Gulfport Energy Corp. 7.75% due 11/1/2020(3)	500,000	521,250
Halcon Resources Corp. 9.75% due 7/15/2020	655,000	666,462
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(3)	500,000	443,750
Linn Energy LLC 6.25% due 11/1/2019	300,000	292,875
Memorial Production Partners LP 7.625% due 5/1/2021	400,000	398,000
Midstates Petroleum Co., Inc. 9.25% due 6/1/2021	650,000	640,250
Northern Blizzard Resources, Inc. 7.25% due 2/1/2022(3)	260,000	267,800
Rex Energy Corp. 6.25% due 8/1/2022(3)	80,000	77,200
Samson Investment Co. 9.75% due 2/15/2020	715,000	648,863
Sanchez Energy Corp. 6.125% due 1/15/2023(3)	500,000	495,150
		6,145,950
Industrial - Other — 0.9%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(3)	400,000	407,000
		407,000
Insurance P&C — 1.0%
Hub Holdings LLC Sr. Nt. 8.125% due 7/15/2019(3)(4)	500,000	488,750
		488,750
Media - Entertainment — 4.6%
AMC Networks, Inc. 4.75% due 12/15/2022	491,000	484,862
Getty Images, Inc. Sr. Nt. 7.00% due 10/15/2020(3)	600,000	442,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024(2)(3)	$600,000	$618,000
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)(3)	607,000	649,490
		2,194,852
Metals And Mining — 0.9%
TMS International Corp. 7.625% due 10/15/2021(3)	400,000	418,000
		418,000
Midstream — 1.8%
Regency Energy Partners LP 5.00% due 10/1/2022	330,000	325,050
Targa Resources Partners LP 6.875% due 2/1/2021	150,000	160,125
Tesoro Logistics LP 5.875% due 10/1/2020	344,000	356,040
		841,215
Oil Field Services — 1.6%
Exterran Partners LP 6.00% due 4/1/2021	530,000	515,425
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	250,000	220,313
		735,738
Paper — 1.3%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	600,000	630,000
		630,000
Pharmaceuticals — 1.6%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(3)	750,000	757,406
		757,406
Refining — 2.4%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(2)	750,000	761,250
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020	330,000	348,150
		1,109,400
Retailers — 1.2%
The Pantry, Inc. 8.375% due 8/1/2020	550,000	574,750
		574,750
Technology — 3.5%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024	580,000	553,900
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(3)	420,000	367,500
First Data Corp. 12.625% due 1/15/2021(2)	600,000	718,500
		1,639,900

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Transportation Services — 0.7%
XPO Logistics, Inc. Sr. Nt. 7.875% due 9/1/2019(3)	$300,000	$309,750
		309,750
Wireless — 2.4%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022(3)	500,000	480,000
Wind Acquisition Finance S.A. Sr. Sec. Nt. 4.75% due 7/15/2020(3)	670,000	643,200
		1,123,200
Wirelines — 3.1%
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	600,000	615,300
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021	380,000	376,200
6.875% due 1/15/2025	500,000	493,750
		1,485,250
Total Corporate Bonds (Cost $29,401,129)		28,752,486

	Principal Amount	Value
Repurchase Agreements — 6.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $2,887,000, due 10/1/2014(5)	2,887,000	2,887,000
Total Repurchase Agreements (Cost $2,887,000)		2,887,000
Total Investments — 99.2% (Cost $47,736,702)		46,880,520
Other Assets, Net — 0.8%		395,255
Total Net Assets — 100.0%		$47,275,775

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2014.
(2)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2014, the aggregate market value of these securities amounted to $12,299,709, representing 26.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Payment-in-kind security for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2014, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	2.26%	10/17/2022	$2,947,099

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$15,241,034	$—	$15,241,034
Corporate Bonds	—	28,752,486	—	28,752,486
Repurchase Agreements	—	2,887,000	—	2,887,000

Total	$—	$46,880,520	$—	$46,880,520

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Commercial Paper — 58.2%
Aerospace & Defense — 2.7%
Precision Castparts Corp. 0.09% due 10/20/2014 - 10/24/2014 (1)	$3,000,000	$2,999,837
		2,999,837
Agricultural — 2.3%
Cargill Global Funding 1.00% due 10/6/2014(1)	2,500,000	2,499,979
		2,499,979
Chemicals — 4.5%
Air Products & Chemicals, Inc. 0.10% due 10/8/2014(1)	2,500,000	2,499,952
BASF SE 0.06% due 10/29/2014(1)	2,500,000	2,499,883
		4,999,835
Computers — 3.2%
International Business Machines Corp. 0.10% due 12/17/2014 - 12/18/2014 (1)	3,500,000	3,499,249
		3,499,249
Conglomerates — 2.2%
General Electric Co. 0.03% due 10/29/2014	2,500,000	2,499,942
		2,499,942
Diversified Chemicals — 3.2%
EI du Pont de Nemours & Co. 0.06% due 10/22/2014(1)	1,000,000	999,965
0.08% due 10/6/2014(1)	2,500,000	2,499,972
		3,499,937
Electric — 3.2%
American Transmission Co., LLC 0.11% due 10/28/2014(1)	3,500,000	3,499,711
		3,499,711
Electrical Equipment — 2.7%
Dover Corp. 0.04% due 10/3/2014(1)	3,000,000	2,999,993
		2,999,993
Entertainment — 2.2%
The Walt Disney Co. 0.04% due 10/17/2014(1)	2,500,000	2,499,956
		2,499,956
Food And Beverage — 5.4%
PepsiCo, Inc. 0.07% due 11/3/2014(1)	3,500,000	3,499,775
The Coca-Cola Co. 0.07% due 11/17/2014(1)	2,500,000	2,499,772
		5,999,547
Household Products - Wares — 2.3%
Proctor Gamble & Co. 0.09% due 10/6/2014(1)	2,500,000	2,499,969
		2,499,969

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
Internet — 2.7%
Google, Inc. 0.08% due 12/17/2014(1)	$3,000,000	$2,999,487
		2,999,487
Oil - Integrated — 3.2%
Chevron Corp.
0.06% due 10/8/2014(1)	1,000,000	999,988
0.07% due 10/9/2014(1)	2,500,000	2,499,961
		3,499,949
Personal Products — 2.7%
L’Oreal U.S.A., Inc.
0.07% due 10/22/2014(1)	2,000,000	1,999,918
0.09% due 11/7/2014(1)	1,000,000	999,908
		2,999,826
Pharmaceuticals — 2.2%
Roche Holdings, Inc. 0.06% due 12/15/2014(1)	2,500,000	2,499,687
		2,499,687
Restaurants — 2.2%
McDonald’s Corp. 0.06% due 11/19/2014(1)	2,500,000	2,499,796
		2,499,796
Retailers — 2.3%
Wal-Mart Stores, Inc. 0.06% due 10/31/2014(1)	2,500,000	2,499,875
		2,499,875
Software — 2.3%
Microsoft Corp. 0.07% due 10/1/2014(1)	2,500,000	2,500,000
		2,500,000
Tobacco — 2.2%
Philip Morris International, Inc. 0.04% due 10/20/2014(1)	2,500,000	2,499,947
		2,499,947
Transportation — 2.2%
United Parcel Service, Inc. 0.01% due 12/1/2014(1)	2,500,000	2,499,958
		2,499,958
Utilities - Electric & Water — 2.3%
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/21/2014	2,500,000	2,499,875
		2,499,875
Total Commercial Paper (Cost $64,496,355)		64,496,355

	Principal Amount	Value
U.S. Government Securities — 11.3%
U.S. Treasury Bills
0.036% due 11/13/2014	2,500,000	2,499,892
0.042% due 1/8/2015	2,500,000	2,499,711
0.043% due 12/11/2014	2,500,000	2,499,788
0.067% due 10/16/2014	2,500,000	2,499,931

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

September 30, 2014 (unaudited)	Principal Amount	Value
0.078% due 10/16/2014	$2,500,000	$2,499,919
Total U.S. Government Securities (Cost $12,499,241)		12,499,241

	Principal Amount	Value
Repurchase Agreements — 30.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $34,157,000, due 10/1/2014(2)	34,157,000	34,157,000
Total Repurchase Agreements (Cost $34,157,000)		34,157,000
Total Investments — 100.3% (Cost $111,152,596)		111,152,596
Other Liabilities, Net — (0.3)%		(350,960)
Total Net Assets — 100.0%		$110,801,636

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2014, the aggregate market value of these securities amounted to $59,496,538, representing 53.7% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	5.00%	5/15/2037	$34,846,700

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$64,496,355	$—	$64,496,355
U.S. Government Securities	—	12,499,241	—	12,499,241
Repurchase Agreements	—	34,157,000	—	34,157,000

Total	$—	$111,152,596	$—	$111,152,596

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Common Stocks — 97.0%
Advertising Agencies — 0.2%
Nielsen N.V.	2,150	$95,309
Omnicom Group, Inc.	1,782	122,709
The Interpublic Group of Companies, Inc.	2,990	54,777
		272,795
Aerospace — 2.0%
General Dynamics Corp.	2,253	286,334
L-3 Communications Holdings, Inc.	612	72,779
Lockheed Martin Corp.	1,913	349,658
Northrop Grumman Corp.	1,475	194,346
Raytheon Co.	2,205	224,072
Rockwell Collins, Inc.	961	75,439
Textron, Inc.	1,980	71,260
The Boeing Co.	4,757	605,947
United Technologies Corp.	6,034	637,190
		2,517,025
Air Transport — 0.5%
Delta Air Lines, Inc.	5,980	216,177
FedEx Corp.	1,883	304,011
Southwest Airlines Co.	4,860	164,122
		684,310
Aluminum — 0.1%
Alcoa, Inc.	8,344	134,255
		134,255
Asset Management & Custodian — 0.9%
Affiliated Managers Group, Inc.(1)	392	78,541
BlackRock, Inc.	888	291,548
Franklin Resources, Inc.	2,795	152,635
Invesco Ltd.	3,068	121,125
Legg Mason, Inc.	729	37,296
Northern Trust Corp.	1,576	107,215
State Street Corp.	3,005	221,198
T. Rowe Price Group, Inc.	1,863	146,059
		1,155,617
Auto Parts — 0.4%
BorgWarner, Inc.	1,621	85,281
Delphi Automotive PLC	2,125	130,347
Genuine Parts Co.	1,090	95,604
Johnson Controls, Inc.	4,724	207,856
		519,088
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.	1,957	44,199
		44,199
Automobiles — 0.6%
Ford Motor Co.	27,512	406,903
General Motors Co.	9,561	305,378
		712,281
Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	4,478	364,151
Automatic Data Processing, Inc.	3,418	283,967
Iron Mountain, Inc.	1,212	39,572
Paychex, Inc.	2,318	102,456
Robert Half International, Inc.	975	47,775
		837,921

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Banks: Diversified — 3.7%
Bank of America Corp.(2)	74,592	$1,271,794
BB&T Corp.	5,104	189,920
Comerica, Inc.	1,289	64,269
Fifth Third Bancorp	5,918	118,478
Huntington Bancshares, Inc.	5,796	56,395
KeyCorp	6,220	82,913
M&T Bank Corp.	933	115,030
Regions Financial Corp.	9,777	98,161
SunTrust Banks, Inc.	3,767	143,259
The PNC Financial Services Group, Inc.	3,834	328,114
U.S. Bancorp	12,782	534,671
Wells Fargo & Co.	33,698	1,747,915
Zions Bancorporation	1,435	41,701
		4,792,620
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,413	33,174
People’s United Financial, Inc.	2,199	31,820
		64,994
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	1,121	101,137
Constellation Brands, Inc., Class A(1)	1,197	104,330
Molson Coors Brewing Co., Class B	1,127	83,894
		289,361
Beverage: Soft Drinks — 2.0%
Coca-Cola Enterprises, Inc.	1,603	71,109
Dr. Pepper Snapple Group, Inc.	1,393	89,584
Keurig Green Mountain, Inc.	865	112,562
Monster Beverage Corp.(1)	1,019	93,412
PepsiCo, Inc.	10,689	995,039
The Coca-Cola Co.	27,999	1,194,437
		2,556,143
Biotechnology — 2.5%
AbbVie, Inc.	11,290	652,110
Alexion Pharmaceuticals, Inc.(1)	1,403	232,645
Amgen, Inc.	5,388	756,799
Baxter International, Inc.	3,847	276,099
Biogen Idec, Inc.(1)	1,682	556,422
Celgene Corp.(1)	5,678	538,161
Regeneron Pharmaceuticals, Inc.(1)	524	188,913
		3,201,149
Building Materials — 0.1%
Martin Marietta Materials, Inc.	431	55,573
Masco Corp.	2,528	60,470
Vulcan Materials Co.	928	55,893
		171,936
Building: Climate Control — 0.1%
Ingersoll-Rand PLC	1,897	106,915
		106,915
Cable Television Services — 1.3%
Cablevision Systems Corp., Class A	1,535	26,878
Comcast Corp., Class A	18,359	987,347
DIRECTV(1)	3,562	308,185
Scripps Networks Interactive, Inc., Class A	736	57,474
Time Warner Cable, Inc.	1,976	283,536
		1,663,420
Chemicals: Diversified — 1.1%
Airgas, Inc.	475	52,559
E.I. du Pont de Nemours & Co.	6,493	465,938
Eastman Chemical Co.	1,066	86,229
Ecolab, Inc.	1,916	220,014

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
FMC Corp.	945	$54,045
Sigma-Aldrich Corp.	843	114,656
The Dow Chemical Co.	7,962	417,527
		1,410,968
Chemicals: Specialty — 0.6%
Air Products & Chemicals, Inc.	1,360	177,045
International Flavors & Fragrances, Inc.	577	55,323
LyondellBasell Industries N.V., Class A	3,016	327,718
Praxair, Inc.	2,077	267,933
		828,019
Coal — 0.0%
CONSOL Energy, Inc.	1,630	61,712
		61,712
Commercial Services: Rental & Leasing — 0.1%
Ryder System, Inc.	378	34,009
United Rentals, Inc.(1)	680	75,548
		109,557
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,515	143,041
		143,041
Communications Technology — 1.5%
Cisco Systems, Inc.	36,171	910,424
Harris Corp.	744	49,402
Juniper Networks, Inc.	2,849	63,105
QUALCOMM, Inc.	11,889	888,941
		1,911,872
Computer Services, Software & Systems — 6.9%
Adobe Systems, Inc.(1)	3,351	231,856
Akamai Technologies, Inc.(1)	1,262	75,468
Autodesk, Inc.(1)	1,616	89,042
CA, Inc.	2,273	63,508
Citrix Systems, Inc.(1)	1,162	82,897
Cognizant Technology Solutions Corp., Class A(1)	4,314	193,138
Computer Sciences Corp.	1,028	62,862
F5 Networks, Inc.(1)	526	62,457
Facebook, Inc., Class A(1)	13,832	1,093,281
Google, Inc., Class A(1)	2,009	1,182,116
Google, Inc., Class C(1)	2,009	1,159,916
Intuit, Inc.	2,013	176,439
Microsoft Corp.(2)	58,447	2,709,603
Oracle Corp.	23,068	883,043
Red Hat, Inc.(1)	1,343	75,409
salesforce.com, Inc.(1)	4,083	234,895
Symantec Corp.	4,904	115,293
Teradata Corp.(1)	1,100	46,112
VeriSign, Inc.(1)	799	44,041
Yahoo!, Inc.(1)	6,562	267,401
		8,848,777
Computer Technology — 5.4%
Apple, Inc.(2)	42,474	4,279,256
EMC Corp.	14,390	421,052
Hewlett-Packard Co.	13,239	469,587
International Business Machines Corp.(2)	6,581	1,249,271
NetApp, Inc.	2,265	97,304
SanDisk Corp.	1,591	155,839
Seagate Technology PLC	2,316	132,637
Western Digital Corp.	1,560	151,819
		6,956,765

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Consumer Electronics — 0.1%
Garmin Ltd.	870	$45,231
Harman International Industries, Inc.	483	47,354
		92,585
Consumer Lending — 0.0%
Navient Corp.	2,976	52,705
		52,705
Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(1)	8,012	453,720
H & R Block, Inc.	1,945	60,314
		514,034
Containers & Packaging — 0.2%
Ball Corp.	989	62,574
Bemis Co., Inc.	716	27,222
MeadWestvaco Corp.	1,191	48,759
Owens-Illinois, Inc.(1)	1,171	30,505
Sealed Air Corp.	1,503	52,425
		221,485
Copper — 0.2%
Freeport-McMoRan, Inc.	7,365	240,467
		240,467
Cosmetics — 0.1%
Avon Products, Inc.	3,081	38,821
The Estee Lauder Companies, Inc., Class A	1,596	119,253
		158,074
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	1,328	163,849
Capital One Financial Corp.	3,982	325,011
Citigroup, Inc.	21,506	1,114,441
JPMorgan Chase & Co.(2)	26,680	1,607,203
Leucadia National Corp.	2,248	53,592
Morgan Stanley	10,862	375,499
The Bank of New York Mellon Corp.	8,027	310,886
The Goldman Sachs Group, Inc.	2,907	533,638
		4,484,119
Diversified Manufacturing Operations — 3.0%
3M Co.	4,596	651,161
Danaher Corp.	4,324	328,538
Dover Corp.	1,181	94,870
Eaton Corp. PLC	3,380	214,191
General Electric Co.(2)	71,173	1,823,452
Honeywell International, Inc.	5,553	517,095
Illinois Tool Works, Inc.	2,588	218,479
		3,847,786
Diversified Media — 0.8%
Discovery Communications, Inc., Class A(1)	1,050	39,690
Discovery Communications, Inc., Class C(1)	1,938	72,249
News Corp., Class A(1)	3,531	57,732
Time Warner, Inc.	6,064	456,073
Twenty-First Century Fox, Inc., Class A	13,360	458,114
		1,083,858
Diversified Retail — 2.3%
Amazon.com, Inc.(1)	2,687	866,396
Costco Wholesale Corp.	3,108	389,494
Dollar General Corp.(1)	2,151	131,448
Dollar Tree, Inc.(1)	1,467	82,255
Family Dollar Stores, Inc.	678	52,369

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Kohl’s Corp.	1,451	$88,554
Macy’s, Inc.	2,505	145,741
Nordstrom, Inc.	1,011	69,122
Target Corp.	4,492	281,559
Wal-Mart Stores, Inc.	11,201	856,540
		2,963,478
Drug & Grocery Store Chains — 1.1%
CVS Health Corp.	8,215	653,832
Safeway, Inc.	1,633	56,012
The Kroger Co.	3,469	180,388
Walgreen Co.	6,242	369,963
Whole Foods Market, Inc.	2,563	97,676
		1,357,871
Electronic Components — 0.3%
Amphenol Corp., Class A	1,115	111,344
Corning, Inc.	9,158	177,116
TE Connectivity Ltd.	2,898	160,230
		448,690
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,218	78,983
		78,983
Energy Equipment — 0.0%
First Solar, Inc.(1)	533	35,077
		35,077
Engineering & Contracting Services — 0.1%
Fluor Corp.	1,118	74,671
Jacobs Engineering Group, Inc.(1)	938	45,793
Quanta Services, Inc.(1)	1,545	56,068
		176,532
Entertainment — 0.9%
The Walt Disney Co.	11,202	997,314
Viacom, Inc., Class B	2,701	207,815
		1,205,129
Environmental, Maintenance, And Security Services — 0.1%
Cintas Corp.	686	48,425
Stericycle, Inc.(1)	601	70,052
		118,477
Fertilizers — 0.5%
CF Industries Holdings, Inc.	353	98,564
Monsanto Co.	3,717	418,200
The Mosaic Co.	2,259	100,322
		617,086
Financial Data & Systems — 2.2%
Alliance Data Systems Corp.(1)	385	95,584
American Express Co.	6,385	558,943
Discover Financial Services	3,277	211,006
Equifax, Inc.	866	64,725
Fidelity National Information Services, Inc.	2,025	114,008
Fiserv, Inc.(1)	1,767	114,210
MasterCard, Inc., Class A	6,982	516,109
McGraw Hill Financial, Inc.	1,930	162,988
Moody’s Corp.	1,319	124,646
The Dun & Bradstreet Corp.	263	30,895
The Western Union Co.	3,758	60,278
Total System Services, Inc.	1,178	36,471
Visa, Inc., Class A	3,492	745,088
		2,834,951

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Foods — 1.4%
Campbell Soup Co.	1,269	$54,224
ConAgra Foods, Inc.	2,996	98,988
General Mills, Inc.	4,345	219,205
Hormel Foods Corp.	955	49,078
Kellogg Co.	1,808	111,373
Kraft Foods Group, Inc.	4,221	238,065
McCormick & Co., Inc.	926	61,949
Mead Johnson Nutrition Co.	1,433	137,883
Mondelez International, Inc., Class A	11,959	409,775
Sysco Corp.	4,162	157,948
The Hershey Co.	1,058	100,965
The JM Smucker Co.	723	71,570
Tyson Foods, Inc., Class A	2,084	82,047
		1,793,070
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	4,579	233,987
		233,987
Gas Pipeline — 0.4%
EQT Corp.	1,076	98,497
Kinder Morgan, Inc.	4,667	178,933
Spectra Energy Corp.	4,755	186,681
		464,111
Gold — 0.1%
Newmont Mining Corp.	3,535	81,482
		81,482
Health Care Facilities — 0.2%
DaVita HealthCare Partners, Inc.(1)	1,219	89,158
Tenet Healthcare Corp.(1)	693	41,157
Universal Health Services, Inc., Class B	647	67,611
		197,926
Health Care Management Services — 1.0%
Aetna, Inc.	2,516	203,796
CIGNA Corp.	1,872	169,772
Humana, Inc.	1,098	143,058
UnitedHealth Group, Inc.	6,893	594,521
WellPoint, Inc.	1,946	232,781
		1,343,928
Health Care Services — 0.6%
Cerner Corp.(1)	2,153	128,254
Express Scripts Holding Co.(1)	5,288	373,491
McKesson Corp.	1,635	318,286
		820,031
Home Building — 0.1%
D.R. Horton, Inc.	2,352	48,263
Lennar Corp., Class A	1,261	48,964
PulteGroup, Inc.	2,401	42,402
		139,629
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,546	108,065
Starwood Hotels & Resorts Worldwide, Inc.	1,352	112,500
Wyndham Worldwide Corp.	888	72,159
Wynn Resorts Ltd.	575	107,571
		400,295
Household Appliances — 0.1%
Whirlpool Corp.	552	80,399
		80,399

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	1,943	$66,859
		66,859
Household Furnishings — 0.1%
Leggett & Platt, Inc.	974	34,012
Mohawk Industries, Inc.(1)	434	58,512
		92,524
Insurance: Life — 0.6%
Aflac, Inc.	3,220	187,565
Lincoln National Corp.	1,852	99,230
Principal Financial Group, Inc.	1,940	101,792
Prudential Financial, Inc.	3,263	286,948
Torchmark Corp.	934	48,914
Unum Group	1,808	62,159
		786,608
Insurance: Multi-Line — 2.7%
American International Group, Inc.	10,122	546,791
Aon PLC	2,061	180,688
Assurant, Inc.	508	32,664
Berkshire Hathaway, Inc., Class B(1)	12,931	1,786,288
Genworth Financial, Inc., Class A(1)	3,519	46,099
Loews Corp.	2,165	90,194
Marsh & McLennan Companies, Inc.	3,861	202,085
MetLife, Inc.	7,981	428,739
The Hartford Financial Services Group, Inc.	3,177	118,343
		3,431,891
Insurance: Property-Casualty — 0.8%
ACE Ltd.	2,382	249,800
Cincinnati Financial Corp.	1,044	49,120
The Allstate Corp.	3,077	188,836
The Chubb Corp.	1,706	155,382
The Progressive Corp.	3,818	96,519
The Travelers Companies, Inc.	2,405	225,926
XL Group PLC	1,884	62,492
		1,028,075
Leisure Time — 0.5%
Carnival Corp.	3,194	128,303
Expedia, Inc.	704	61,685
The Priceline.com, Inc.(1)	372	430,992
TripAdvisor, Inc.(1)	789	72,130
		693,110
Luxury Items — 0.1%
Fossil Group, Inc.(1)	338	31,738
Tiffany & Co.	797	76,759
		108,497
Machinery: Agricultural — 0.2%
Deere & Co.	2,543	208,501
		208,501
Machinery: Construction & Handling — 0.3%
Caterpillar, Inc.	4,453	440,981
		440,981
Machinery: Engines — 0.1%
Cummins, Inc.	1,213	160,092
		160,092

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Machinery: Industrial — 0.0%
Joy Global, Inc.	697	$38,014
		38,014
Machinery: Tools — 0.1%
Snap-on, Inc.	413	50,006
Stanley Black & Decker, Inc.	1,107	98,291
		148,297
Medical & Dental Instruments & Supplies — 0.7%
Becton, Dickinson and Co.	1,370	155,920
Boston Scientific Corp.(1)	9,403	111,049
CR Bard, Inc.	530	75,636
DENTSPLY International, Inc.	1,006	45,874
Edwards Lifesciences Corp.(1)	748	76,408
Patterson Companies, Inc.	613	25,397
St. Jude Medical, Inc.	2,016	121,222
Stryker Corp.	2,121	171,271
Zimmer Holdings, Inc.	1,190	119,654
		902,431
Medical Equipment — 1.0%
CareFusion Corp.(1)	1,439	65,115
Covidien PLC	3,197	276,572
Intuitive Surgical, Inc.(1)	255	117,764
Medtronic, Inc.	6,948	430,429
PerkinElmer, Inc.	803	35,011
Thermo Fisher Scientific, Inc.	2,829	344,289
Varian Medical Systems, Inc.(1)	737	59,048
		1,328,228
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	602	61,253
Quest Diagnostics, Inc.	1,025	62,197
		123,450
Metal Fabricating — 0.3%
Fastenal Co.	1,936	86,926
Precision Castparts Corp.	1,027	243,276
		330,202
Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	665	29,692
Pitney Bowes, Inc.	1,437	35,911
Xerox Corp.	7,689	101,725
		167,328
Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.	477	16,347
Noble Corp. PLC	1,803	40,063
Transocean Ltd.	2,413	77,143
		133,553
Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	3,091	201,100
Cameron International Corp.(1)	1,448	96,118
Ensco PLC, Class A	1,657	68,451
FMC Technologies, Inc.(1)	1,668	90,589
Halliburton Co.	6,033	389,189
Helmerich & Payne, Inc.	767	75,066
Nabors Industries Ltd.	2,052	46,704
National Oilwell Varco, Inc.	3,042	231,496
Schlumberger Ltd.	9,196	935,141
		2,133,854

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Oil: Crude Producers — 2.1%
Anadarko Petroleum Corp.	3,581	$363,257
Apache Corp.	2,713	254,669
Cabot Oil & Gas Corp.	2,959	96,730
Chesapeake Energy Corp.	3,683	84,672
Cimarex Energy Co.	618	78,195
Denbury Resources, Inc.	2,494	37,485
Devon Energy Corp.	2,719	185,381
EOG Resources, Inc.	3,875	383,702
Newfield Exploration Co.(1)	967	35,847
Noble Energy, Inc.	2,548	174,181
Occidental Petroleum Corp.	5,531	531,806
Pioneer Natural Resources Co.	1,015	199,925
QEP Resources, Inc.	1,176	36,197
Range Resources Corp.	1,196	81,101
Southwestern Energy Co.(1)	2,504	87,515
		2,630,663
Oil: Integrated — 4.5%
Chevron Corp.	13,470	1,607,240
ConocoPhillips	8,721	667,331
Exxon Mobil Corp.(2)	30,251	2,845,107
Hess Corp.	1,856	175,058
Marathon Oil Corp.	4,794	180,207
Murphy Oil Corp.	1,184	67,381
The Williams Cos., Inc.	4,771	264,075
		5,806,399
Oil: Refining And Marketing — 0.6%
Marathon Petroleum Corp.	2,010	170,187
ONEOK, Inc.	1,474	96,621
Phillips 66	3,965	322,394
Tesoro Corp.	917	55,918
Valero Energy Corp.	3,745	173,281
		818,401
Paints & Coatings — 0.3%
PPG Industries, Inc.	981	193,002
The Sherwin-Williams Co.	590	129,204
		322,206
Paper — 0.1%
International Paper Co.	3,029	144,604
		144,604
Personal Care — 1.9%
Colgate-Palmolive Co.	6,090	397,190
Kimberly-Clark Corp.	2,653	285,383
The Clorox Co.	912	87,589
The Procter & Gamble Co.(2)	19,206	1,608,310
		2,378,472
Pharmaceuticals — 7.2%
Abbott Laboratories	10,666	443,599
Actavis PLC(1)	1,876	452,641
Allergan, Inc.	2,110	375,981
AmerisourceBergen Corp.	1,513	116,955
Bristol-Myers Squibb Co.	11,760	601,877
Cardinal Health, Inc.	2,388	178,909
Eli Lilly & Co.	6,975	452,329
Gilead Sciences, Inc.(1)	10,723	1,141,463
Hospira, Inc.(1)	1,196	62,228
Johnson & Johnson(2)	20,006	2,132,440
Mallinckrodt PLC(1)	802	72,300
Merck & Co., Inc.	20,462	1,212,987
Mylan, Inc.(1)	2,650	120,549

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Perrigo Co. PLC	949	$142,530
Pfizer, Inc.	44,978	1,330,000
Vertex Pharmaceuticals, Inc.(1)	1,688	189,579
Zoetis, Inc.	3,553	131,283
		9,157,650
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	432	108,713
		108,713
Production Technology Equipment — 0.3%
Applied Materials, Inc.	8,642	186,754
KLA-Tencor Corp.	1,176	92,645
Lam Research Corp.	1,150	85,905
		365,304
Publishing — 0.0%
Gannett Co., Inc.	1,608	47,709
		47,709
Radio & TV Broadcasters — 0.1%
CBS Corp., Class B	3,438	183,933
		183,933
Railroads — 1.0%
CSX Corp.	7,091	227,337
Kansas City Southern	783	94,900
Norfolk Southern Corp.	2,196	245,073
Union Pacific Corp.	6,366	690,202
		1,257,512
Real Estate Investment Trusts — 2.1%
American Tower Corp.	2,806	262,726
Apartment Investment & Management Co., Class A	1,036	32,966
AvalonBay Communities, Inc.	930	131,102
Boston Properties, Inc.	1,086	125,715
Crown Castle International Corp.	2,367	190,614
Equity Residential	2,565	157,953
Essex Property Trust, Inc.	444	79,365
General Growth Properties, Inc.	4,451	104,821
HCP, Inc.	3,249	129,018
Health Care REIT, Inc.	2,298	143,326
Host Hotels & Resorts, Inc.	5,367	114,478
Kimco Realty Corp.	2,912	63,802
Plum Creek Timber Co., Inc.	1,256	48,997
Prologis, Inc.	3,543	133,571
Public Storage, Inc.	1,028	170,483
Simon Property Group, Inc.	2,203	362,217
The Macerich Co.	998	63,702
Ventas, Inc.	2,087	129,290
Vornado Realty Trust	1,236	123,551
Weyerhaeuser Co.	3,747	119,379
		2,687,076
Real Estate Services — 0.0%
CBRE Group, Inc., Class A(1)	1,978	58,826
		58,826
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,549	90,152
		90,152
Restaurants — 1.2%
Chipotle Mexican Grill, Inc.(1)	221	147,316
Darden Restaurants, Inc.	936	48,167
McDonald’s Corp.	6,966	660,446
Starbucks Corp.	5,338	402,805
Yum! Brands, Inc.	3,119	224,506
		1,483,240

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Scientific Instruments: Control & Filter — 0.6%
Allegion PLC	681	$32,443
FLIR Systems, Inc.	1,005	31,497
Flowserve Corp.	974	68,686
Pall Corp.	758	63,445
Parker-Hannifin Corp.	1,056	120,542
Rockwell Automation, Inc.	982	107,902
Roper Industries, Inc.	708	103,573
The ADT Corp.	1,236	43,829
Tyco International Ltd.	3,146	140,217
Waters Corp.(1)	602	59,670
		771,804
Scientific Instruments: Electrical — 0.3%
AMETEK, Inc.	1,740	87,365
Emerson Electric Co.	4,951	309,834
		397,199
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.	2,363	134,644
		134,644
Scientific Instruments: Pollution Control — 0.3%
Pentair PLC	1,366	89,459
Republic Services, Inc.	1,792	69,924
Waste Management, Inc.	3,068	145,822
Xylem, Inc.	1,303	46,244
		351,449
Securities Brokerage & Services — 0.5%
CME Group, Inc.	2,238	178,939
E*TRADE Financial Corp.(1)	2,045	46,197
IntercontinentalExchange Group, Inc.	805	157,015
The Charles Schwab Corp.	8,136	239,117
The NASDAQ OMX Group, Inc.	835	35,421
		656,689
Semiconductors & Components — 2.1%
Altera Corp.	2,192	78,430
Analog Devices, Inc.	2,228	110,264
Avago Technologies Ltd.	1,785	155,295
Broadcom Corp., Class A	3,815	154,202
Intel Corp.	35,119	1,222,844
Linear Technology Corp.	1,691	75,064
Microchip Technology, Inc.	1,421	67,114
Micron Technology, Inc.(1)	7,589	259,999
NVIDIA Corp.	3,652	67,379
Texas Instruments, Inc.	7,573	361,156
Xilinx, Inc.	1,906	80,719
		2,632,466
Specialty Retail — 2.2%
AutoNation, Inc.(1)	554	27,872
AutoZone, Inc.(1)	236	120,280
Bed, Bath & Beyond, Inc.(1)	1,433	94,334
Best Buy Co., Inc.	2,058	69,128
CarMax, Inc.(1)	1,563	72,601
GameStop Corp., Class A	800	32,960
L Brands, Inc.	1,739	116,478
Lowe’s Companies, Inc.	7,002	370,546
Netflix, Inc.(1)	426	192,203
O’Reilly Automotive, Inc.(1)	737	110,815
PetSmart, Inc.	704	49,343

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Ross Stores, Inc.	1,489	$112,539
Staples, Inc.	4,570	55,297
The Gap, Inc.	1,943	81,004
The Home Depot, Inc.	9,548	875,933
The TJX Companies, Inc.	4,916	290,880
Tractor Supply Co.	982	60,403
Urban Outfitters, Inc.(1)	723	26,534
		2,759,150
Steel — 0.1%
Allegheny Technologies, Inc.	770	28,567
Nucor Corp.	2,258	122,564
		151,131
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,417	28,581
		28,581
Telecommunications Equipment — 0.1%
Motorola Solutions, Inc.	1,567	99,160
		99,160
Textiles, Apparel & Shoes — 0.8%
Coach, Inc.	1,944	69,226
Michael Kors Holdings Ltd.(1)	1,448	103,373
NIKE, Inc., Class B	4,989	445,019
PVH Corp.	584	70,751
Ralph Lauren Corp.	430	70,834
Under Armour, Inc., Class A(1)	1,180	81,538
VF Corp.	2,441	161,179
		1,001,920
Tobacco — 1.4%
Altria Group, Inc.	14,070	646,376
Lorillard, Inc.	2,554	153,010
Philip Morris International, Inc.	11,081	924,155
Reynolds American, Inc.	2,186	128,974
		1,852,515
Toys — 0.1%
Hasbro, Inc.	820	45,096
Mattel, Inc.	2,406	73,744
		118,840
Transportation Miscellaneous — 0.4%
Expeditors International of Washington, Inc.	1,384	56,163
United Parcel Service, Inc., Class B	4,998	491,253
		547,416
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,053	69,835
		69,835
Utilities: Electrical — 2.6%
AES Corp.	4,719	66,915
Ameren Corp.	1,721	65,966
American Electric Power Co., Inc.	3,461	180,699
CMS Energy Corp.	1,950	57,837
Consolidated Edison, Inc.	2,077	117,683
Dominion Resources, Inc.	4,124	284,927
DTE Energy Co.	1,256	95,557
Duke Energy Corp.	5,015	374,972
Edison International	2,310	129,175
Entergy Corp.	1,272	98,364
Exelon Corp.	6,089	207,574
FirstEnergy Corp.	2,978	99,971
NextEra Energy, Inc.	3,092	290,277

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2014 (unaudited)	Shares	Value
Northeast Utilities	2,241	$99,276
NRG Energy, Inc.	2,391	72,878
Pepco Holdings, Inc.	1,780	47,633
PG&E Corp.	3,343	150,569
Pinnacle West Capital Corp.	783	42,783
PPL Corp.	4,710	154,676
Public Service Enterprise Group, Inc.	3,587	133,580
SCANA Corp.	1,004	49,808
TECO Energy, Inc.	1,655	28,764
The Southern Co.	6,353	277,308
Wisconsin Energy Corp.	1,599	68,757
Xcel Energy, Inc.	3,584	108,954
		3,304,903
Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	846	43,434
CenterPoint Energy, Inc.	3,047	74,560
NiSource, Inc.	2,233	91,508
Sempra Energy	1,639	172,718
		382,220
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	567	36,753
		36,753
Utilities: Telecommunications — 2.4%
AT&T, Inc.(2)	36,786	1,296,339
CenturyLink, Inc.	4,045	165,400
Frontier Communications Corp.	7,106	46,260
Verizon Communications, Inc.	29,403	1,469,856
Windstream Holdings, Inc.	4,273	46,063
		3,023,918
Total Common Stocks (Cost $51,842,769)		124,264,933

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Note 3.125% due 5/15/2019	$145,000	154,074
Total U.S. Government Securities (Cost $143,399)		154,074

	Principal Amount	Value
Repurchase Agreements — 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2014, maturity value of $3,451,000, due 10/1/2014(3)	3,451,000	3,451,000
Total Repurchase Agreements (Cost $3,451,000)		3,451,000
Total Investments — 99.8% (Cost $55,437,168)		127,870,007
Other Assets, Net — 0.2%		200,567
Total Net Assets — 100.0%		$128,070,574

(1)	Non-income-producing security.
(2)	Securities are segregated to cover anticipated or existing derivative positions or other forward settling securities.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	5.00%	5/15/2037	$3,524,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The table below presents futures contracts as of September 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	38	12/19/2014	$3,734	$(21,319)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$124,264,933	$—	$—	$124,264,933
U.S. Government Securities	—	154,074	—	154,074
Repurchase Agreements	—	3,451,000	—	3,451,000
Other Financial Instruments:
Financial Futures Contracts	(21,319)	—	—	(21,319)

Total	$124,243,614	$3,605,074	$—	$127,848,688

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2014, for each Fund is listed in the chart below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Large Cap Alpha VIP Series	$909,141,893	$211,050,958	$222,965,256	$(11,914,298)
RS Small Cap Growth Equity VIP Series	90,107,007	15,882,083	19,839,831	(3,957,748)
RS International VIP Series	207,422,469	2,450,223	8,104,793	(5,654,570)
RS Emerging Markets VIP Series	63,056,673	4,937,677	7,539,505	(2,601,828)
RS Investment Quality Bond VIP Series	776,554,814	17,434,607	22,738,987	(5,304,380)
RS Low Duration Bond VIP Series	261,719,703	755,948	1,006,442	(250,494)
RS High Yield VIP Series	47,736,702	(856,182)	208,640	(1,064,822)
RS Money Market VIP Series	111,152,596	—	—	—
RS S&P 500 Index VIP Series	62,205,930	65,664,077	66,272,809	(608,732)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2014, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2014 were as follows:

	Transfers	Transfers	Transfers	Transfers	Transfers	Transfers
	into	(out) of	into	(out) of	into	(out) of
	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
RS International VIP Series
Common Stocks	$1,928,917	$(2,337,595)	$2,337,595	$(1,928,917)	$—	$—
RS Emerging Market VIP Series
Preferred Stocks	1,961,756	—	—	(1,961,756)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at September 30, 2014.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond VIP Series	Financial Futures Contracts	$(600,638)
RS Low Duration Bond VIP Series	Financial Futures Contracts	(246)
RS S&P 500 Index VIP Series	Financial Futures Contracts	(21,319)

RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series used exchange-traded futures to manage interest rate exposure. RS S&P 500 Index VIP Series entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders files on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 21, 2014

By:	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date:	November 21, 2014